UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	November 1, 2014 – April 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PTRNX

Putnam Absolute Return 300 Fund®

Semiannual report 4|30|15

A world of investing.®

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
300 Fund®

Semiannual report
4 | 30 | 15

Message from the Trustees	1
About the fund	2
Performance snapshot	4
Interview with your fund’s portfolio manager	5
Your fund’s performance	12
Your fund’s expenses	14
Terms and definitions	16
Other information for shareholders	17
Financial statements	18

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. The fund’s active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

Message from the Trustees

Dear Fellow Shareholder:

With the midway point of 2015 at hand, we note the sixth anniversary of the beginning of the U.S. economic expansion as dated by the National Bureau of Economic Research, which tracks the ups and downs of U.S. business cycles. It has also been six years since the beginning of the current bull market in U.S. stocks.

Both the expansion and the bull market are longer than average, and both appear to owe their longevity, to some degree, to the extraordinary policy measures undertaken by the Federal Reserve. Recently, however, the Fed has been preparing markets for a shift toward tighter monetary policy. Short-term interest rates could increase for the first time since 2006.

While higher interest rates can be a reflection of solid economic conditions, they can also pose a risk to fixed-income investments, and can have a less direct impact on stocks. International markets, which have performed well in early 2015, would also feel the effects of higher rates in the world’s largest economy. In the following pages, your fund’s portfolio manager provides a market outlook in addition to an update on your fund’s performance.

With the possibility that markets could begin to move in different directions, it might be a prudent time to consult your financial advisor to determine whether any adjustments or additions to your portfolio are warranted.

As the owner of a Putnam fund, you have put your investment in the hands of professional managers who pursue a consistent strategy and have experience in navigating changing market conditions. They, and we, share a deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio.

As always, thank you for investing with Putnam.

Respectfully yours,

Robert L. Reynolds
President and Chief Executive Officer
Putnam Investments

Jameson A. Baxter
Chair, Board of Trustees

June 11, 2015

Putnam Absolute Return 300 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds seek positive total returns above the return of U.S. Treasury bills while employing strategies that may produce lower volatility over time. The Absolute Return 300 Fund can invest in a wide range of securities and provide diversification to a portfolio of more traditional funds.

The fund's management team has experience in absolute return investing over market cycles.

Featured
from left to right:

D. William Kohli
(industry since 1987)

Michael V. Salm
(industry since 1989)

Kevin F. Murphy
(industry since 1988)

Paul D. Scanlon, CFA
(industry since 1986)

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted total returns above the return of U.S. Treasury bills over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for further details.

Putnam Absolute Return 300 Fund has been less volatile than stocks and on par with bonds.

The fund has pursued active strategies that seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/15

Treasury bills 0.05%
Putnam Absolute Return 300 Fund® 2.56%
Bonds 2.84%
Stocks 14.55%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 300 Fund

Absolute Return 300 Fund 3

Performance
snapshot

Annualized total return (%) comparison as of 4/30/15

The fund — class A shares before sales charge
Putnam Absolute Return 300 Fund® (PTRNX)
Fund's benchmark
BofA Merrill Lynch U.S. Treasury Bill Index
Fund's target
Fund's benchmark plus 3.00%
3.15
2.82
0.15
3.12
1.78
0.12
3.10
2.75
0.10
3.07
0.07
-0.18
0.04
-0.08
LIFE OF FUND
(since 12/23/08)
5 YEARS
3 YEARS
1 YEAR
6 MONTHS*

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 3, 5, and 12–14 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

*Returns for the six-month period are not annualized, but cumulative.
4     Absolute Return 300 Fund

Interview with your fund’s portfolio manager

D. William Kohli

Bill, what was the environment like in global bond markets during the six-month reporting period ended April 30, 2015?

The period was punctuated by episodes of interest-rate volatility, but interest rates generally moved lower. We were not surprised to see some degree of rate volatility, given that the Federal Reserve ended its bond-buying program immediately prior to the period. In doing so, the Fed removed a major source of demand for intermediate-maturity U.S. Treasuries and agency mortgage-backed securities. Additionally, in January, the European Central Bank [ECB] officially announced its version of quantitative easing, with the goal of stimulating eurozone economies and fending off deflation in the region.

January was a pivotal month during the period, as the combination of a stock market pullback, weaker-than-expected U.S. economic data, and doubts about the efficacy of the ECB’s stimulus program fueled investors’ appetite for government bonds. Against this backdrop, the yield on the benchmark 10-year U.S. Treasury fell to 1.64%, its low for the period. In February, concern that the U.S. central bank might start raising interest rates in June hampered Treasuries, causing prices to fall and yields to rise. During March, however, dovish comments by Fed Chair Janet Yellen reassured investors that the central bank is likely to take a deliberate

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/15. See pages 3, 4, and 12–14 for additional fund performance information. Index descriptions can be found on page 17.

Absolute Return 300 Fund     5

approach when it begins raising rates, which helped Treasuries modestly rebound. In late April, however, Treasury yields rose once again as a selloff in German government bonds highlighted concerns about elevated bond valuations and dampened investor demand for securities considered to be global safe havens.

The U.S. dollar declined in April, interrupting its steady march higher since last summer. It was pulled down in part by an anemic 0.2% growth rate for U.S. gross domestic product [GDP] in 2015’s first quarter. The weak GDP reading gave investors pause regarding the Fed’s interest-rate policy, leading to speculation that an increase in the federal funds rate could be pushed further into the future, creating a possible headwind to dollar strength.

Crude oil prices, after bottoming at just over $47 per barrel in mid-March, rose and ended the period at $59.63 on the New York Mercantile Exchange. Signs that U.S. oil production may be peaking and global energy demand may be rising, coupled with a weaker U.S. dollar, buoyed the commodity’s price.

Portfolio composition

Commercial MBS
27.0%
Agency pass-through
23.9%
Investment-grade corporate bonds
18.3%
Agency collateralized mortgage obligations
17.1%
Bank loans
8.6%
Non-agency residential MBS
7.1%
High-yield corporate bonds
6.3%
Asset-backed securities
4.1%
Emerging-market bonds
3.4%
International Treasuries/ agency securities
2.2%
Cash and net other assets
11.3%

Allocations are shown as a percentage of the fund’s net assets as of 4/30/15. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
6     Absolute Return 300 Fund

“Although first-quarter GDP growth
was disappointing, we remain positive
on the U.S. economic recovery.”

Bill Kohli

Turning to performance, the fund posted a slightly negative return at net asset value. Which strategies hampered results during the six-month reporting period?

The fund’s interest-rate and yield-curve positioning in the United States and Europe was the primary detractor. In the United States, we continued our strategy of seeking to avoid directional interest-rate risk by keeping the portfolio’s duration — a key measure of interest-rate sensitivity — negative on a net basis for most of the reporting period. Unfortunately, because rates fell significantly in January, and trended lower for the period as a whole, this positioning worked against the fund’s performance.

In Europe, performance was hampered by our duration adjustments relative to German government bond yields. In addition, our exposure to Greece detracted as Greek yields rose. Increasing uncertainty about Greece’s prospects for accessing new financing and its

Top 10 holdings

HOLDING (percentage of fund's net assets)	SECURITY TYPE	COUPON/MATURITY
Station Place Securitization Trust 144A Ser. 14–2, Class A (4.1%)	Asset-backed securities	1.055%, 2016
Federal Home Loan Mortgage Corporation Ser. 3835, Class FO (1.5%)	Mortgage-backed securities	zero %, 2041
Argentina (Republic of) (Argentina) (0.9%)	Foreign government and agency bonds and notes	7.000%, 2015
GS Mortgage Securities Corp. II Ser. 05-GG4, Class B (0.9%)	Mortgage-backed securities	4.841%, 2039
JPMorgan Chase Commercial Mortgage Securities Trust 144A Ser. 12-C6, Class E (0.9%)	Mortgage-backed securities	5.381%, 2045
Federal Home Loan Mortgage Corporation Ser. 3852, Class NT (0.9%)	Mortgage-backed securities	5.819%, 2041
RBSSP Resecuritization Trust 144A Ser. 10–1, Class 3A2 (0.7%)	Mortgage-backed securities	5.189%, 2035
WF-RBS Commercial Mortgage Trust 144A Ser. 13-UBS1, Class D (0.6%)	Mortgage-backed securities	4.786%, 2046
Federal National Mortgage Association Pass-Through Certificates (0.6%)	U.S. government and agency mortgage obligations	4.000%, 2044
GS Mortgage Securities Trust 144A Ser. 12-GC6, Class D (0.6%)	Mortgage-backed securities	5.824%, 2045

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/15. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.
Absolute Return 300 Fund     7

desire to remain within the European Union weighed on the country’s bonds.

Prepayment strategies, which we implemented with securities such as agency interest-only collateralized mortgage obligations [IO CMOs], also slightly detracted from results. In January, the Obama administration announced that the Federal Housing Administration [FHA] would reduce the annual mortgage insurance premiums it charges to borrowers making small down payments. Investors reacted to this development by pricing in the possibility of faster mortgage prepayment speeds, which dampened the returns of existing prepayment-sensitive mortgage-backed securities. What’s more, this announcement came during a time when Treasury yields were sharply declining, compounding the negatives for IO CMOs. The asset class rebounded in February and April, but could not fully overcome January’s significant downturn.

Which holdings and strategies bolstered the fund’s performance?

Our mortgage credit investments, specifically positions in subordinated mezzanine commercial mortgage-backed securities [CMBS], were among the top contributors. Mezzanine CMBS

Portfolio composition comparison

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.
8     Absolute Return 300 Fund

benefited from supportive commercial real estate fundamentals, a generally improving U.S. economy, and persistent investor demand for higher-yielding bonds.

An allocation to high-yield bonds also aided the fund’s return. Following a volatile period during 2014’s fourth quarter, high-yield bonds rallied in late January and February, and again in April, fueled by a rebound in oil prices and investor demand for yield.

Our active currency strategy contributed positively to performance for the period as a whole, but was hurt in April by underweight exposure to the highly commodities-sensitive Canadian dollar amid rising oil prices. The strategy benefited from underweight allocations to the euro and the Norwegian krone, both of which weakened versus the U.S. dollar until these patterns reversed in April.

Overseas, holdings of emerging-market debt, primarily in Argentina, provided a further marginal boost to performance, aided by rising oil prices in March and April.

How did you use derivatives during the period?

We used interest-rate swaps and Treasury bond futures to take tactical positions at various points along the yield curve and to hedge the fund’s duration and yield-curve positioning. We also employed interest-rate swaps to gain exposure to rates in various countries. We utilized interest-rate “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our CMO holdings and to help manage downside risks. We used credit default swaps to hedge credit and market risk, and to efficiently access specific market sectors. We employed total return swaps to hedge sector and inflation exposures, and to get exposure to specific sectors. Lastly, we utilized currency forward contracts to hedge the foreign exchange-rate risk associated with bonds not denominated in U.S. dollars.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.
Absolute Return 300 Fund     9

What is your outlook for the coming months, and how are you positioning the fund?

Although first-quarter GDP growth was disappointing, we remain positive on the U.S. economic recovery. We believe the first-quarter slowdown was largely the result of weaker-than-expected consumer spending despite lower oil and gas prices, along with harsh winter weather in many parts of the country.

During the past year, rising hourly wages and lower gasoline prices benefited lower-wage workers, which we thought would bolster consumer spending. However, rather than spending more, these consumers increased their savings. Quite recently, though, data suggest this trend may be reversing to some degree, which is consistent with our fundamental view. According to the Commerce Department, personal spending increased slightly in February and March, after being down in December and January. At the same time, the personal savings rate reached 5.7% in February, its highest level since the end of 2012, but declined to 5.3% in March. In our view, as the effects of an unseasonably cold winter in the East and Midwest dissipate, we think consumer spending will rise.

We continue to believe that the Fed is likely to begin raising its target for short-term interest rates sometime in 2015. However, inflation remains stubbornly below the central bank’s 2% target. As a result, we think the first increase won’t occur until the Fed sees enough consistent data to persuade it that the U.S. recovery is accelerating.

Globally, economies are currently in one of the most disparate growth cycles since the mid- to late-1990s. Capital is flowing from the eurozone and elsewhere into the United States, seeking to capitalize on opportunities in stocks, high-yield bonds, mortgage-backed securities, and government debt. As a result, developing markets are under pressure since many of those economies require capital inflows to maintain their fiscal and monetary programs. Because of this trend, we’re not enthusiastic about near-term prospects in emerging markets overall, although we continue to find what we believe are attractive country-specific investment opportunities.

As for portfolio positioning, we shifted the fund’s duration from negative to about neutral by period-end. We plan to maintain our diversified mortgage, corporate, and sovereign credit exposure primarily through allocations to mezzanine CMBS, investment-grade and high-yield corporate bonds, and peripheral European sovereign bonds, respectively. As for prepayment risk, we expect to retain our holdings of IO CMOs. We do not believe the new FHA policy is likely to have a major impact on the overall pace of residential refinancing. What’s more, we continue to find prepayment risk attractive, given the potential for higher interest rates as the U.S. economic recovery matures. We’re also excited about ongoing opportunities we see in the foreign-exchange market. Many of the fundamental drivers of currency performance, such as divergent trends in U.S. and foreign economic growth and monetary policies, appear to be gaining momentum.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
10     Absolute Return 300 Fund

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Bill, your fund’s portfolio managers are Kevin F. Murphy, Michael V. Salm, and Paul D. Scanlon, CFA.

In the News

There seems to be momentum in the U.S. equities market, which is now in its third-longest bull run since 1928. Inflation, as measured by the Consumer Price Index, was –0.1% before seasonal adjustment for the 12 months ended March 31, 2015, according to the Bureau of Labor Statistics. Low inflation and a resilient U.S. economy generally provide a supportive environment for equities. However, investors appear to be more cautious than celebratory. Uncertainties include the timing of the Federal Reserve’s decision to implement the first hike in short-term interest rates since 2006 and whether the strong dollar could continue to worsen the trade balance, which could in turn reduce gross domestic product. In March, exports grew by less than 1%, according to the Bureau of Economic Analysis, compared with a 7.7% jump in imports in the same month. For now, the S&P 500 Index continues to hover around the 2100 mark. Investors should keep in mind that equities tend to perform well when short-term rates are rising from low levels. The reason is, in part, because rising rates typically signal an improving economy.

Absolute Return 300 Fund     11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2015, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	19.34%	18.15%	17.31%	17.31%	13.86%	13.86%	18.74%	17.85%	17.47%	21.35%	21.41%	21.24%
Annual average	2.82	2.66	2.54	2.54	2.06	2.06	2.74	2.62	2.57	3.09	3.10	3.08
5 years	9.22	8.13	8.16	8.16	5.20	5.20	8.89	8.07	7.97	10.75	10.80	10.65
Annual average	1.78	1.58	1.58	1.58	1.02	1.02	1.72	1.56	1.55	2.06	2.07	2.04
3 years	8.49	7.40	7.97	7.97	6.21	6.21	8.36	7.55	7.79	9.45	9.50	9.35
Annual average	2.75	2.41	2.59	2.59	2.03	2.03	2.71	2.45	2.53	3.06	3.07	3.03
1 year	–0.18	–1.18	–0.37	–1.33	–0.94	–1.90	–0.29	–1.04	–0.35	0.11	0.11	0.11
6 months	–0.08	–1.08	–0.08	–1.05	–0.37	–1.34	–0.10	–0.85	–0.16	0.11	0.11	0.11

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

12     Absolute Return 300 Fund

Comparative index returns For periods ended 4/30/15

	BofA Merrill Lynch U.S. Treasury Bill Index	Barclays U.S. Aggregate Bond Index
Life of fund	0.96%	33.68%
Annual average	0.15	4.68
5 years	0.60	22.38
Annual average	0.12	4.12
3 years	0.29	8.01
Annual average	0.10	2.60
1 year	0.07	4.46
6 months	0.04	2.06

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/15

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	1		1	1	1		1	1	1	1
Income	$0.371		$0.351	$0.291	$0.369		$0.353	$0.401	$0.401	$0.401
Capital gains	—		—	—	—		—	—	—	—
Total	$0.371		$0.351	$0.291	$0.369		$0.353	$0.401	$0.401	$0.401
Share value	Before sales charge	After sales charge	Net asset value	Net asset value	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
10/31/14	$10.71	$10.82	$10.65	$10.58	$10.68	$10.76	$10.68	$10.78	$10.78	$10.75
4/30/15	10.33	10.43	10.29	10.25	10.30	10.38	10.31	10.39	10.39	10.36

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Absolute Return 300 Fund     13

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	19.22%	18.03%	17.08%	17.08%	13.74%	13.74%	18.62%	17.73%	17.36%	21.12%	21.17%	21.01%
Annual average	2.84	2.68	2.55	2.55	2.07	2.07	2.76	2.64	2.59	3.10	3.11	3.09
5 years	9.62	8.52	8.45	8.45	5.59	5.59	9.29	8.47	8.27	11.04	11.10	10.94
Annual average	1.85	1.65	1.64	1.64	1.09	1.09	1.79	1.64	1.60	2.12	2.13	2.10
3 years	8.07	6.99	7.45	7.45	5.70	5.70	7.94	7.13	7.37	9.03	9.08	8.93
Annual average	2.62	2.28	2.42	2.42	1.86	1.86	2.58	2.32	2.40	2.92	2.94	2.89
1 year	–0.18	–1.18	–0.47	–1.43	–0.94	–1.90	–0.29	–1.04	–0.44	0.10	0.10	0.01
6 months	–1.10	–2.09	–1.30	–2.25	–1.50	–2.45	–1.13	–1.87	–1.18	–0.91	–1.00	–1.00

See the discussion following the fund performance table on page 12 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating expenses for the fiscal year ended 10/31/14	0.81%	1.01%	1.56%	0.86%	1.06%	0.56%	0.56%	0.56%
Annualized expense ratio for the six-month period ended 4/30/15	0.85%	1.05%	1.60%	0.90%	1.10%	0.60%	0.60%	0.60%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

14     Absolute Return 300 Fund

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2014, to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.21	$5.20	$7.92	$4.46	$5.45	$2.98	$2.98	$2.98
Ending value (after expenses)	$999.20	$999.20	$996.30	$999.00	$998.40	$1,001.10	$1,001.10	$1,001.10

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2015, use the following calculation method. To find the value of your investment on November 1, 2014, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.26	$5.26	$8.00	$4.51	$5.51	$3.01	$3.01	$3.01
Ending value (after expenses)	$1,020.58	$1,019.59	$1,016.86	$1,020.33	$1,019.34	$1,021.82	$1,021.82	$1,021.82

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Absolute Return 300 Fund     15

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to employer-sponsored retirement plans.

Class R5 and R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

•Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

•Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

•Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

•Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.
16     Absolute Return 300 Fund

•Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2015, Putnam employees had approximately $498,000,000 and the Trustees had approximately $142,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Absolute Return 300 Fund     17

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18     Absolute Return 300 Fund

The fund’s portfolio 4/30/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.5%)*	Principal amount	Value
Agency collateralized mortgage obligations (14.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 23.754s, 2035	$141,132	$218,978
IFB Ser. 3072, Class SM, 23.131s, 2035	321,501	489,931
IFB Ser. 3072, Class SB, 22.984s, 2035	288,055	437,356
IFB Ser. 3249, Class PS, 21.676s, 2036	213,999	318,402
IFB Ser. 2990, Class LB, 16.482s, 2034	769,113	1,027,705
IFB Ser. 3852, Class NT, 5.819s, 2041	8,313,195	8,648,050
IFB Ser. 317, Class S3, IO, 5.799s, 2043	10,664,787	2,722,795
IFB Ser. 310, Class S4, IO, 5.769s, 2043	3,269,789	832,684
IFB Ser. 308, Class S1, IO, 5.769s, 2043	3,843,422	983,071
IFB Ser. 314, Class AS, IO, 5.709s, 2043	3,693,015	916,276
Ser. 4193, Class PI, IO, 4s, 2043	7,900,179	1,308,232
Ser. 4213, Class GI, IO, 4s, 2041	7,205,025	984,927
Ser. 4369, Class IA, IO, 3 1/2s, 2044	4,937,316	839,922
Ser. 311, IO, 3 1/2s, 2043	7,028,932	1,385,862
Ser. 303, Class C19, IO, 3 1/2s, 2043	3,744,232	741,400
Ser. 304, Class C22, IO, 3 1/2s, 2042	5,039,103	1,142,271
Ser. 4141, Class IM, IO, 3 1/2s, 2042	4,961,138	906,262
Ser. 4136, Class IW, IO, 3 1/2s, 2042	12,848,337	1,911,199
Ser. 4166, Class PI, IO, 3 1/2s, 2041	6,765,283	1,070,471
Ser. 4150, Class DI, IO, 3s, 2043	11,396,472	1,866,172
Ser. 4158, Class TI, IO, 3s, 2042	8,265,455	1,018,965
Ser. 4165, Class TI, IO, 3s, 2042	11,387,740	1,350,586
Ser. 4206, Class IP, IO, 3s, 2041	6,964,397	844,781
Ser. 304, Class C45, IO, 3s, 2027	12,727,545	1,345,448
FRB Ser. T-8, Class A9, IO, 0.466s, 2028	404,393	5,560
FRB Ser. T-59, Class 1AX, IO, 0.271s, 2043	981,303	11,921
Ser. T-48, Class A2, IO, 0.212s, 2033	1,435,128	13,847
Ser. 3835, Class FO, PO, zero %, 2041	17,731,320	15,574,482
Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27 7/8s, 2031	561,280	680,332
IFB Ser. 05-74, Class NK, 26.594s, 2035	95,431	153,850
IFB Ser. 07-53, Class SP, 23.535s, 2037	265,892	411,345
IFB Ser. 05-75, Class GS, 19.706s, 2035	239,503	331,086
IFB Ser. 11-4, Class CS, 12.538s, 2040	2,357,499	2,874,008
IFB Ser. 12-153, Class SK, IO, 5.969s, 2043	5,378,210	1,284,908
IFB Ser. 13-98, Class SA, IO, 5.769s, 2043	6,562,094	1,728,456
IFB Ser. 13-103, Class SK, IO, 5.739s, 2043	4,918,416	1,285,641
IFB Ser. 13-101, Class SE, IO, 5.719s, 2043	17,372,237	4,508,269
IFB Ser. 13-102, Class SH, IO, 5.719s, 2043	6,361,369	1,599,185
Ser. 397, Class 2, IO, 5s, 2039	997,440	164,079
Ser. 15-4, Class IO, IO, 4 1/2s, 2045	5,234,732	1,018,679
Ser. 418, Class C24, IO, 4s, 2043	9,328,838	1,803,599
Ser. 13-44, Class PI, IO, 4s, 2043	4,526,747	693,158
Ser. 12-124, Class UI, IO, 4s, 2042	4,444,793	841,844
Ser. 13-11, Class IP, IO, 4s, 2042	13,983,873	2,520,870

Absolute Return 300 Fund     19

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-40, Class MI, IO, 4s, 2041	$18,808,323	$3,041,787
Ser. 12-22, Class CI, IO, 4s, 2041	13,246,458	2,184,124
Ser. 12-62, Class MI, IO, 4s, 2041	9,827,887	1,492,744
Ser. 406, Class 2, IO, 4s, 2041	858,270	118,699
Ser. 406, Class 1, IO, 4s, 2041	572,527	94,181
Ser. 418, Class C15, IO, 3 1/2s, 2043	20,196,991	3,987,013
Ser. 417, Class C24, IO, 3 1/2s, 2042	10,296,680	2,237,572
Ser. 12-136, Class PI, IO, 3 1/2s, 2042	9,301,160	1,099,769
Ser. 14-76, IO, 3 1/2s, 2039	9,558,249	1,349,293
Ser. 13-21, Class AI, IO, 3 1/2s, 2033	9,810,530	1,799,055
Ser. 417, Class C19, IO, 3 1/2s, 2033	11,010,705	1,634,980
Ser. 12-93, Class DI, IO, 3 1/2s, 2027	12,965,383	1,583,722
Ser. 12-151, Class PI, IO, 3s, 2043	8,869,739	1,134,440
Ser. 6, Class BI, IO, 3s, 2042	19,775,391	1,955,786
Ser. 13-35, Class IP, IO, 3s, 2042	5,002,710	536,032
Ser. 13-31, Class NI, IO, 3s, 2041	13,925,826	1,292,595
Ser. 13-55, Class AI, IO, 3s, 2033	5,687,058	826,845
FRB Ser. 03-W10, Class 1, IO, 0.955s, 2043	335,487	7,640
Ser. 98-W5, Class X, IO, 0.871s, 2028	756,382	37,346
Ser. 98-W2, Class X, IO, 0.76s, 2028	2,570,061	134,928
Ser. 07-44, Class CO, PO, zero %, 2037	61,882	56,220
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.731s, 2025	362,000	374,380
Government National Mortgage Association
IFB Ser. 14-90, Class HS, IO, 5.919s, 2044	6,769,264	1,647,436
IFB Ser. 13-99, Class VS, IO, 5.918s, 2043	3,363,159	703,304
IFB Ser. 12-34, Class SA, IO, 5.869s, 2042	16,570,260	3,715,881
IFB Ser. 11-70, Class SN, IO, 5.718s, 2041	11,957,742	2,035,088
IFB Ser. 11-70, Class SH, IO, 5.708s, 2041	14,368,723	2,486,076
Ser. 14-133, Class IP, IO, 5s, 2044	6,618,134	1,439,775
Ser. 14-25, Class QI, IO, 5s, 2044	9,207,586	1,817,485
Ser. 14-2, Class IC, IO, 5s, 2044	3,626,984	745,200
Ser. 13-3, Class IT, IO, 5s, 2043	8,993,050	1,779,237
Ser. 11-116, Class IB, IO, 5s, 2040	3,802,775	223,668
Ser. 10-35, Class UI, IO, 5s, 2040	3,193,145	645,620
Ser. 10-20, Class UI, IO, 5s, 2040	11,573,973	1,915,030
Ser. 10-9, Class UI, IO, 5s, 2040	24,250,842	4,664,945
Ser. 09-121, Class UI, IO, 5s, 2039	24,789,650	4,663,181
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	6,720,291	1,126,388
Ser. 12-129, IO, 4 1/2s, 2042	6,695,009	1,419,141
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	533,362	69,566
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	7,192,559	1,299,878
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	3,967,856	885,705
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	5,756,583	411,184
Ser. 12-106, Class QI, IO, 4s, 2042	6,801,200	1,152,531
Ser. 12-47, Class CI, IO, 4s, 2042	2,274,357	387,266
Ser. 12-41, Class IP, IO, 4s, 2041	7,092,462	1,299,366

20     Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-53, Class IA, IO, 4s, 2026	$8,880,240	$998,228
Ser. 13-76, IO, 3 1/2s, 2043	6,923,929	796,113
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	7,430,075	971,482
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	9,863,753	1,173,293
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,965,767	481,722
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	5,218,538	748,025
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	18,139,936	1,529,278
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	3,547,937	391,408
Ser. 183, Class AI, IO, 3 1/2s, 2039	8,826,803	1,047,257
Ser. 14-145, Class PI, IO, 3 1/2s, 2029	6,997,346	798,327
Ser. 14-46, Class KI, IO, 3s, 2036	6,364,204	723,292
Ser. 14-115, Class QI, IO, 3s, 2029	13,200,741	1,326,542
Ser. 10-151, Class KO, PO, zero %, 2037	1,558,517	1,410,801
GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.775s, 2027	197,459	1,481
FRB Ser. 98-3, IO, zero %, 2027	106,564	1,565
FRB Ser. 98-2, IO, zero %, 2027	94,308	678
FRB Ser. 98-4, IO, zero %, 2026	148,053	3,643
		146,732,102
Commercial mortgage-backed securities (21.0%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	2,861,000	2,958,597
Ser. 06-5, Class A2, 5.317s, 2047	647,017	646,973
Ser. 06-6, Class A2, 5.309s, 2045	136,975	137,356
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049	4,377,365	33,649
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.627s, 2039	2,832,319	2,857,810
FRB Ser. 05-1, Class B, 5.46s, 2042	2,632,000	2,687,114
FRB Ser. 05-5, Class B, 5.428s, 2045	2,825,000	2,846,188
FRB Ser. 05-6, Class F, 5.331s, 2047	1,226,000	1,236,911
FRB Ser. 04-4, Class D, 5.073s, 2042	761,000	782,879
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.495s, 2035	218,985	111
FRB Ser. 04-4, Class XC, IO, 0.262s, 2042	981,782	2,116
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.896s, 2040	4,975,000	5,123,703
FRB Ser. 06-PW11, Class AJ, 5.598s, 2039	3,565,000	3,641,870
Ser. 05-T18, Class D, 5.134s, 2042	1,206,000	1,232,761
Ser. 05-PWR9, Class C, 5.055s, 2042	959,000	960,525
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.598s, 2039	4,629,000	4,642,887
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 5.721s, 2044	2,448,000	2,639,458
Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.963s, 2049	4,304,000	4,450,254
FRB Ser. 13-GC17, Class XA, IO, 1.681s, 2046	15,222,566	1,112,826

Absolute Return 300 Fund     21

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.261s, 2046	$4,431,000	$4,530,698
FRB Ser. 13-GC11, Class D, 4.605s, 2046	2,873,000	2,820,004
COMM Mortgage Trust FRB Ser. 14-UBS6, Class XA, IO, 1.233s, 2047	25,858,626	1,827,350
COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.821s, 2044	133,000	144,052
FRB Ser. 13-CR11, Class D, 5.339s, 2046	1,391,000	1,409,816
FRB Ser. 14-CR18, Class D, 4.897s, 2047	412,000	395,208
Ser. 12-LC4, Class E, 4 1/4s, 2044	1,361,000	1,248,097
Ser. 13-LC13, Class E, 3.719s, 2046	1,503,000	1,166,335
FRB Ser. 07-C9, Class AJFL, 0.871s, 2049	3,218,000	3,125,322
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.169s, 2041	3,152,000	3,226,765
Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037	1,140,000	1,140,570
Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	1,165,890	1,262,076
FRB Ser. 03-C3, Class AX, IO, 2.047s, 2038	1,657,526	207
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050	1,344,000	1,207,920
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.579s, 2044	2,010,000	2,158,027
First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035 F	885,503	888,587
First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033	657,280	657,280
GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039	9,299,000	9,286,539
FRB Ser. 12-GCJ9, Class XA, IO, 2.512s, 2045	12,810,094	1,446,132
FRB Ser. 13-GC10, Class XA, IO, 1.867s, 2046 F	30,749,801	2,917,370
GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046	2,203,000	2,194,540
FRB Ser. 13-GC10, Class E, 4.561s, 2046	1,864,000	1,612,807
GS Mortgage Securities Trust FRB Ser. 13-GC12, Class XA, IO, 1.9s, 2046	19,609,908	1,725,587
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.824s, 2045	6,007,000	6,415,296
Ser. 11-GC3, Class E, 5s, 2044	1,219,000	1,188,372
FRB Ser. 13-GC12, Class D, 4.617s, 2046	1,299,000	1,285,568
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class D, 4.223s, 2045	1,091,000	1,046,907
FRB Ser. 13-C12, Class XA, IO, 1.005s, 2045	103,958,963	3,974,892
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C25, Class D, 4.098s, 2047	2,612,000	2,336,415
JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.569s, 2047	1,668,000	1,709,187

22     Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.277s, 2051	$3,752,000	$3,935,660
FRB Ser. 06-LDP6, Class B, 5.684s, 2043	1,946,000	1,949,808
Ser. 06-LDP6, Class AJ, 5.565s, 2043	924,000	929,701
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	808,785
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	3,805,000	3,798,608
FRB Ser. 13-C10, Class XA, IO, 1.445s, 2047	15,691,051	1,051,128
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.377s, 2051	2,059,000	2,090,550
FRB Ser. 07-CB20, Class C, 6.377s, 2051	1,220,000	1,169,211
FRB Ser. 11-C3, Class E, 5.753s, 2046	3,766,000	4,088,561
FRB Ser. 12-C6, Class E, 5.381s, 2045	8,372,000	8,651,005
FRB Ser. 12-C8, Class D, 4.821s, 2045	5,387,000	5,613,010
Ser. 11-C4, Class F, 3.873s, 2046	3,030,000	2,846,668
Ser. 13-C10, Class E, 3 1/2s, 2047	1,963,000	1,582,767
JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035	1,864,384	1,907,488
LB-UBS Commercial Mortgage Trust
Ser. 04-C8, Class F, 5.005s, 2039	1,765,000	1,784,062
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	4,447,728	45,843
Merrill Lynch Mortgage Trust Ser. 04-BPC1, Class C, 5.011s, 2041	242,500	242,122
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.73s, 2043	57,255,268	9,275
ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.749s, 2039 F	3,385,000	3,474,302
Ser. 06-3, Class AJ, 5.485s, 2046	2,901,000	2,938,307
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 14-C17, Class XA, IO, 1.439s, 2047	22,940,633	1,776,064
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047	2,634,000	2,546,485
FRB Ser. 13-C10, Class E, 4.218s, 2046	3,880,000	3,429,377
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class E, 6.461s, 2043	1,697,000	1,718,213
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043	753,237	755,994
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.99s, 2045	16,668,360	1,634,149
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045	2,040,000	2,056,912
FRB Ser. 06-C25, Class AJ, 5.896s, 2043	5,751,000	5,905,702
Ser. 06-C24, Class AJ, 5.658s, 2045	3,174,000	3,215,579
FRB Ser. 05-C20, Class B, 5.37s, 2042	2,094,000	2,108,755
FRB Ser. 06-C29, IO, 0.531s, 2048	143,289,076	762,298
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.661s, 2042	1,364,131	1,361,157
FRB Ser. 05-C19, Class G, 5.493s, 2044	3,072,500	3,066,816
FRB Ser. 04-C11, Class G, 5.364s, 2041 F	1,500,000	1,495,660

Absolute Return 300 Fund     23

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC18, Class D, 3.957s, 2047	$2,062,000	$1,844,523
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C14, Class XA, IO, 1.043s, 2046 F	23,609,558	1,232,617
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.413s, 2044	1,006,000	1,071,545
FRB Ser. 13-C16, Class D, 5.149s, 2046	1,559,000	1,583,180
FRB Ser. 12-C7, Class D, 5s, 2045	5,321,000	5,659,309
FRB Ser. 13-UBS1, Class D, 4.786s, 2046	6,604,000	6,590,726
FRB Ser. 12-C10, Class D, 4.606s, 2045	1,300,000	1,290,250
FRB Ser. 12-C10, Class E, 4.606s, 2045	1,658,000	1,462,149
FRB Ser. 13-C12, Class D, 4.496s, 2048	4,100,000	4,048,135
Ser. 13-C14, Class E, 3 1/4s, 2046	1,997,000	1,591,629
FRB Ser. 12-C10, Class XA, IO, 1.932s, 2045 F	30,417,853	2,919,985
FRB Ser. 13-C12, Class XA, IO, 1.628s, 2048	7,101,635	552,884
		212,938,868
Residential mortgage-backed securities (non-agency) (7.1%)
BCAP, LLC Trust FRB Ser. 12-RR5, Class 4A8, 0.344s, 2035	3,750,000	3,422,437
BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.208s, 2036	1,901,100	1,810,798
FRB Ser. 12-RR10, Class 9A2, 2.705s, 2035	300,000	285,000
FRB Ser. 14-RR2, Class 4A3, 0.444s, 2036	2,791,000	2,163,025
Bear Stearns Alt-A Trust
FRB Ser. 04-6, Class M2, 1.906s, 2034	2,371,945	2,087,311
FRB Ser. 05-7, Class 11A2, 0.861s, 2035	3,537,448	3,227,921
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 06-EC1, Class M3, 0.624s, 2035	2,821,000	2,115,750
FRB Ser. 06-PC1, Class M3, 0.614s, 2035 F	2,563,000	1,952,750
Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.935s, 2035	2,000,000	2,082,352
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH1, Class M1, 0.441s, 2037 F	3,685,000	2,991,616
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A2, 1.537s, 2035	2,055,082	1,874,235
FRB Ser. 05-27, Class 2A1, 1.487s, 2035	1,956,641	1,614,228
FRB Ser. 05-38, Class A3, 0.531s, 2035	1,853,688	1,609,928
FRB Ser. 05-59, Class 1A1, 0.506s, 2035	5,552,760	4,511,618
FRB Ser. 05-62, Class 1A1, 0.481s, 2035	1,220,148	1,009,062
Countrywide Asset-Backed Certificates Trust FRB Ser. 06-13, Class 3AV3, 0.424s, 2037 F	855,000	658,350
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.634s, 2036	4,760,000	4,373,250
CSMC Trust 144A FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037	2,300,000	2,095,990
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 15-DN1, Class B, 11.681s, 2025	915,000	1,089,162
FRB Ser. 15-DNA1, Class B, 9.38s, 2027	1,000,000	1,123,407
GSAMP Trust FRB Ser. 06-HE2, Class M1, 0.501s, 2046	4,000,000	3,252,800
MortgageIT Trust FRB Ser. 05-1, Class 1M1, 0.901s, 2035	2,453,217	2,318,912

24     Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (42.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.551s, 2036	$3,296,000	$2,640,096
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WCW3, Class M2, 0.671s, 2035	3,150,000	2,461,095
RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.189s, 2035	6,859,473	6,692,102
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.161s, 2034	2,509,804	2,384,313
FRB Ser. 05-AR13, Class A1C3, 0.671s, 2045	4,317,203	3,799,138
FRB Ser. 05-AR1, Class A1B, 0.571s, 2045	1,005,657	922,187
FRB Ser. 05-AR9, Class A1B, 0.561s, 2045	4,094,046	3,828,375
Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.377s, 2047	2,400,000	1,776,000
		72,173,208
Total mortgage-backed securities (cost $426,144,654)		$431,844,178

CORPORATE BONDS AND NOTES (25.6%)*	Principal amount	Value
Basic materials (1.8%)
Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021	$900,000	$987,864
Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018	1,638,000	1,827,119
Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020	2,900,000	3,059,500
Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	950,000	1,042,625
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024	1,400,000	1,414,000
Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)	1,691,000	1,698,863
Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)	1,985,000	2,496,237
Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	1,385,000	1,423,088
Southern Copper Corp. sr. unsec. unsub. notes 5 7/8s, 2045 (Peru)	800,000	791,378
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019	1,500,000	1,601,250
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024	1,500,000	1,612,500
		17,954,424
Capital goods (1.3%)
Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022	1,500,000	1,546,875
Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022	1,020,000	1,048,050
Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024	500,000	506,250
Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)	750,000	757,500
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020	1,000,000	1,093,750
Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)	1,692,000	1,886,270

Absolute Return 300 Fund     25

CORPORATE BONDS AND NOTES (25.6%)* cont.	Principal amount	Value
Capital goods cont.
Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022	$1,180,000	$1,271,450
Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	1,000,000	1,065,000
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025	1,500,000	1,552,500
Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018	1,500,000	1,586,250
Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024	460,000	481,850
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020	500,000	503,125
		13,298,870
Communication services (2.1%)
AT&T, Inc. sr. unsec. unsub. notes 3s, 2022	4,000,000	3,973,980
AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	1,695,000	1,704,028
Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017	1,700,000	1,859,458
Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	840,000	886,704
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018	2,194,000	2,233,273
Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)	465,000	464,709
Sprint Communications, Inc. sr. unsec. notes 6s, 2016	1,500,000	1,564,688
Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018	500,000	568,905
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019	1,500,000	1,548,750
Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019	584,000	676,642
Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020	1,522,000	1,539,279
Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)	2,930,000	2,919,138
Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018	480,000	501,408
Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017	1,000,000	1,080,000
		21,520,962
Consumer cyclicals (2.4%)
Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	1,638,000	1,637,666
Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	2,008,000	2,255,229
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020	552,000	609,270
Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)	300,000	314,250
Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021	1,500,000	1,593,750
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022	1,000,000	1,057,500
Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	1,500,000	1,541,250
Dollar General Corp. sr. unsec. notes 1 7/8s, 2018	2,400,000	2,384,395
Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015	1,250,000	1,253,593

26     Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (25.6%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	$596,000	$685,252
Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	279,000	308,560
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023	2,250,000	2,390,625
Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019	1,000,000	1,030,000
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)	1,500,000	1,545,000
Owens Corning company guaranty sr. unsec. notes 9s, 2019	253,000	305,591
Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021	1,500,000	1,586,250
Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017	1,695,000	1,701,527
Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024	1,330,000	1,311,713
Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017	1,690,000	1,693,934
		25,205,355
Consumer staples (1.2%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018	1,695,000	1,701,119
BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	1,500,000	1,530,150
Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016	2,105,000	2,257,402
Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015	2,180,000	2,184,382
CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	1,690,000	1,729,352
Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)	798,000	805,338
PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	1,679,000	1,685,269
		11,893,012
Energy (2.4%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)	1,695,000	1,720,350
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)	1,695,000	1,832,468
Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.525s, 2019	1,500,000	1,440,000
Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	1,638,000	1,639,450
ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017	1,695,000	1,689,432
Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	180,000	224,550
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)	400,000	397,000
Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000,000	5,008,117
Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)	1,693,000	1,238,006
Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)	1,250,000	965,625

Absolute Return 300 Fund     27

CORPORATE BONDS AND NOTES (25.6%)* cont.		Principal amount	Value
Energy cont.
Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)		$1,500,000	$1,526,222
Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017		1,690,000	1,747,342
Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)		1,816,000	1,962,762
Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)		875,000	875,588
Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)		1,664,000	1,685,236
			23,952,148
Financials (11.0%)
Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)		1,819,000	1,824,190
ABN Amro Bank NV 144A sr. unsec. FRN 1.079s, 2016 (Netherlands)		3,000,000	3,016,608
Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016		1,500,000	1,518,750
American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.48s, 2017		2,000,000	1,996,842
American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		1,600,000	1,580,291
American Express Co. sr. unsec. notes 7s, 2018		1,523,000	1,749,977
American Express Co. sr. unsec. notes 6.15s, 2017		923,000	1,022,500
Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)	EUR	3,260,000	3,840,367
Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017		$1,000,000	1,004,100
Bank of America Corp. sr. unsec. unsub. notes 2s, 2018		2,358,000	2,373,440
Bank of America, NA unsec. sub. FRN Ser. BKNT, 0.551s, 2016		3,800,000	3,786,385
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)		1,638,000	1,683,122
Bank of Nova Scotia sr. unsec. unsub. FRN 0.671s, 2016 (Canada)		1,000,000	1,002,260
Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)		1,695,000	1,697,907
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)		1,710,000	1,709,097
BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)		2,605,000	2,607,681
BPCE SA company guaranty sr. unsec. FRN Ser. MTN, 1.527s, 2016 (France)		975,000	983,411
Branch Banking & Trust Co. unsec. sub. FRN 0.59s, 2016		500,000	498,266
Citigroup, Inc. sr. unsec. sub. FRN 0.534s, 2016		2,100,000	2,090,416
Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017		2,427,000	2,551,226
Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017		2,318,000	2,324,671
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)		1,516,000	1,576,249
Credit Agricole SA/London 144A sr. unsec. FRN 1.435s, 2016 (United Kingdom)		2,980,000	3,002,439

28     Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (25.6%)* cont.	Principal amount	Value
Financials cont.
Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)	$2,657,000	$2,606,108
Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)	2,358,000	2,587,959
General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017	2,507,000	2,704,647
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.3s, 2015	3,500,000	3,500,000
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018	1,212,000	1,233,473
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019	1,570,000	1,599,673
ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	4,575,000	4,776,424
International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018	875,000	899,063
JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	1,679,000	1,705,545
JPMorgan Chase Bank, NA unsec. sub. FRN 0.6s, 2016	1,000,000	998,020
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	2,375,000	2,415,301
MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	1,710,000	1,816,909
Morgan Stanley sr. unsec. notes 4 3/4s, 2017	2,381,000	2,527,215
National Australia Bank, Ltd./New York sr. unsec. FRN 0.827s, 2016 (Australia)	2,000,000	2,010,638
National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)	1,175,000	1,199,191
New York Life Global Funding 144A notes 3s, 2015	4,560,000	4,560,000
PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017	1,700,000	1,704,903
Principal Life Global Funding II 144A notes 1s, 2015	1,740,000	1,744,501
Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015	1,312,500	1,322,425
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)	1,700,000	1,734,439
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)	737,000	741,289
Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)	3,880,000	4,057,817
Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)	950,000	787,313
Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	1,000,000	1,031,249
Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	1,000,000	1,011,663
Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018 R	1,535,000	1,537,210
Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)	675,000	693,845
Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)	874,000	902,824
UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017	1,500,000	1,662,201
US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017	1,750,000	1,756,071
Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015 R	3,000,000	3,040,413

Absolute Return 300 Fund     29

CORPORATE BONDS AND NOTES (25.6%)* cont.		Principal amount	Value
Financials cont.
VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)		$500,000	$501,150
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)		1,000,000	1,002,500
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)		1,850,000	1,854,255
Wells Fargo & Co. sr. unsec. notes 2.1s, 2017		1,664,000	1,699,701
Wells Fargo Bank, NA unsec. sub. FRN 0.467s, 2016		1,228,000	1,225,598
Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)		306,000	312,484
			112,904,212
Health care (1.4%)
AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017		1,519,000	1,526,876
Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017		1,695,000	1,725,012
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		1,695,000	1,880,386
CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		500,000	515,625
ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	510,000	594,872
Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	912,375
HCA, Inc. sr. notes 6 1/2s, 2020		612,000	699,210
Johnson & Johnson sr. unsec. notes 5.15s, 2018		1,061,000	1,193,928
Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018		1,457,000	1,459,866
Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		1,674,000	1,774,440
Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	721,525
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		756,000	852,751
			13,856,866
Technology (0.7%)
Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017		768,000	773,037
eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017		1,695,000	1,691,780
Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017		1,444,000	1,479,072
Intel Corp. sr. unsec. unsub. notes 1.35s, 2017		1,700,000	1,708,803
SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		1,500,000	1,535,625
			7,188,317
Transportation (0.3%)
Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		489,868	519,260
Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		345,773	362,197
Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018		1,919,353	1,953,115
			2,834,572
Utilities and power (1.0%)
Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018		1,543,000	1,830,805
Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)		905,000	942,331
IPALCO Enterprises, Inc. sr. notes 5s, 2018		2,123,000	2,292,840
Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		3,816,000	4,790,923
			9,856,899
Total corporate bonds and notes (cost $257,880,638)			$260,465,637

30     Absolute Return 300 Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through Certificates
4s, with due dates from March 20, 2044 to July 20, 2044	$1,438,449	$1,570,291
4s, TBA, May 1, 2045	2,000,000	2,137,500
		3,707,791
U.S. Government Agency Mortgage Obligations (24.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044	2,158,253	2,407,726
3 1/2s, with due dates from April 1, 2042 to February 1, 2044	4,240,266	4,463,316
Federal National Mortgage Association Pass-Through Certificates
4 1/2s, with due dates from May 1, 2041 to February 1, 2044	1,296,401	1,426,370
4 1/2s, TBA, June 1, 2045	1,000,000	1,087,031
4 1/2s, TBA, May 1, 2045	7,000,000	7,617,968
4s, with due dates from July 1, 2042 to June 1, 2044	14,657,555	15,860,445
4s, TBA, June 1, 2045	4,000,000	4,269,375
4s, TBA, May 1, 2045	13,000,000	13,893,750
3 1/2s, with due dates from May 1, 2042 to July 1, 2043	3,449,018	3,624,159
3 1/2s, TBA, May 1, 2045	48,000,000	50,295,000
3s, February 1, 2043	829,596	846,869
3s, TBA, May 1, 2045	145,000,000	147,560,149
		253,352,158
Total U.S. government and agency mortgage obligations (cost $257,213,903)		$257,059,949

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes
2s, September 30, 2020 Δ	$382,000	$391,020
1.000%, May 31, 2018 [i]	16,000	16,084
0.875%, October 15, 2017 [i]	63,000	63,198
0.625%, August 31, 2017 [i]	12,000	11,984
Total U.S. treasury obligations (cost $473,078)		$482,286

SENIOR LOANS (8.6%)* [c]	Principal amount	Value
Basic materials (0.6%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	$459,965	$461,403
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	238,654	239,400
Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Luxembourg)	1,496,212	1,503,069
HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018	1,496,164	1,500,652
Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	503,253	503,653
TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	1,476,758	1,456,452
		5,664,629
Capital goods (0.8%)
Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)	457,687	445,481
ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019	1,496,141	1,490,998
Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	704,275	686,404

Absolute Return 300 Fund     31

SENIOR LOANS (8.6%)* c cont.	Principal amount	Value
Capital goods cont.
Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021	$1,492,500	$1,492,767
Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	658,750	658,201
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018	1,060,501	1,069,780
Staples, Inc. bank term loan FRN Ser. B, 3 1/2s, 2021	1,000,000	1,004,028
TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	491,206	492,161
TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021	794,000	795,489
		8,135,309
Communication services (1.3%)
Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	1,510,762	1,519,364
Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020	1,473,750	1,469,606
Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021	967,847	967,726
Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)	1,419,814	1,418,394
Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	2,000,000	2,005,834
Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)	772,805	775,510
Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)	668,582	670,922
SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021	1,985,000	1,981,588
Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)	1,282,214	1,282,695
Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019	243,789	242,936
Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019	648,344	648,445
		12,983,020
Consumer cyclicals (2.3%)
Amaya BV bank term loan FRN 5s, 2021 (Netherlands)	995,000	997,177
American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019	847,201	849,319
Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017	564,361	519,615
Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	416,850	373,081
CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	1,130,156	1,137,219
Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	326,549	326,957
CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	591,022	594,593
CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	1,346,582	1,336,483
Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	320,000	324,000
Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)	784,352	782,718
Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)	200,648	200,230
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020	937,500	940,521
Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	992,500	998,393
32     Absolute Return 300 Fund

SENIOR LOANS (8.6%)* c cont.	Principal amount	Value
Consumer cyclicals cont.
Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	$1,135,275	$1,132,437
Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022	1,000,000	1,007,500
Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	1,500,000	1,509,375
Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020	1,496,639	1,499,699
Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	997,487	995,617
Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017	957,500	959,722
PetSmart, Inc. bank term loan FRN Ser. B, 5s, 2022	620,000	627,440
Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	1,470,141	1,473,816
Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	975,000	972,563
Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021	997,500	1,007,059
Tribune Media Co. bank term loan FRN Ser. B, 4s, 2020	1,475,382	1,480,915
Univision Communications, Inc. bank term loan FRN 4s, 2020	758,177	758,177
Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	1,368,367	1,344,421
		24,149,047
Consumer staples (0.8%)
BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)	1,486,756	1,503,215
CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021	425,700	421,798
Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021	948,000	906,920
H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/4s, 2020	563,408	563,760
Landry’s, Inc. bank term loan FRN Ser. B, 4s, 2018	1,293,113	1,297,962
Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	992,500	993,741
Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,001,250
US Foods, Inc. bank term loan FRN 4 1/2s, 2019	982,500	985,366
		7,674,012
Energy (0.3%)
American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020	690,000	568,100
EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	513,667	506,861
Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	1,478,745	1,438,079
Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	952,280	674,928
		3,187,968
Financials (0.3%)
Alliant Holdings I, Inc. bank term loan FRN Ser. B, 5s, 2019	1,037,339	1,039,284
Alliant Holdings I, Inc. bank term loan FRN Ser. B1, 5s, 2019	245,000	245,459
USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	1,466,419	1,467,640
Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	254,893	255,955
Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	417,785	399,768
		3,408,106
Health care (1.4%)
CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021	1,362,750	1,370,586
Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018	474,858	477,035
Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.178s, 2021	1,648,350	1,652,471
HCA, Inc. bank term loan FRN Ser. B4, 3.025s, 2018	985,000	986,231
IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018	965,625	968,763
Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018	882,535	887,867

Absolute Return 300 Fund     33

SENIOR LOANS (8.6%)* c cont.	Principal amount	Value
Health care cont.
MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	$1,001,818	$1,001,036
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	590,538	588,534
Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019	500,557	500,557
Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B3, 4 1/4s, 2019	1,496,250	1,501,861
Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018	1,045,143	1,048,875
Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018	1,409,078	1,410,840
Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 1/2s, 2019	639,595	641,194
Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 1/2s, 2019	639,595	641,494
Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020	462,718	463,701
		14,141,045
Technology (0.4%)
Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)	1,234,829	1,240,022
Dell International, LLC bank term loan FRN Ser. B, 4 1/2s, 2020	1,459,793	1,464,254
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	950,228	919,939
		3,624,215
Utilities and power (0.4%)
Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020	589,500	585,816
Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022	1,184,969	1,180,525
Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	715,000	711,808
NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018	1,470,000	1,465,712
		3,943,861
Total senior loans (cost $87,063,904)		$86,911,212

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)*		Principal amount	Value
Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$2,810,000	$2,694,790
Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)		9,520,000	9,349,402
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)		1,710,000	1,820,659
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)		2,675,000	2,675,000
Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)		350,000	370,125
Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)		960,000	1,058,400
Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)	EUR	5,155,000	4,208,666
Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	5,669,000	4,630,473

34     Absolute Return 300 Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)* cont.		Principal amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3s, 2/24/20), 2038 (Greece) ††	EUR	892,589	$533,454
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece) ††	EUR	112,696	67,573
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece) ††	EUR	1,142,451	682,527
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece) ††	EUR	645,941	385,153
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece) ††	EUR	567,404	338,280
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece) ††	EUR	501,823	299,694
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece) ††	EUR	467,658	280,409
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece) ††	EUR	442,123	265,281
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece) ††	EUR	1,927,028	1,154,800
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece) ††	EUR	459,773	276,708
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece) ††	EUR	2,462,206	1,481,403
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece) ††	EUR	1,534,622	933,086
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece) ††	EUR	2,236,272	1,384,363
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece) ††	EUR	4,284,952	2,754,069
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	1,628,752	1,063,528
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	2,286,576	1,499,409
Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)		$1,290,000	1,262,652
Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)		815,000	929,711
Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)		450,000	437,544
Total foreign government and agency bonds and notes (cost $50,294,378)			$42,837,159

ASSET-BACKED SECURITIES (4.1%)*	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016	$41,911,000	$41,911,000
Total asset-backed securities (cost $41,911,000)		$41,911,000

Absolute Return 300 Fund     35

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)* Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
(2.2125)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.2125	$43,363,900	$423,232
(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875	16,414,400	294,474
(2.325)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.325	43,363,900	253,245
1.9875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.9875	43,363,900	232,431
(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685	31,749,700	157,796
1.875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.875	43,363,900	137,464
1.875/3 month USD-LIBOR-BBA/May-25	May-15/1.875	28,456,400	28
Barclays Bank PLC
(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625	31,749,700	205,738
Citibank, N.A.
2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20	32,500,100	251,876
2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043	15,874,850	43,815
1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015	63,499,400	40,005
1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735	31,749,700	14,922
1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294	63,499,400	12,065
1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266	31,749,700	4,445
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	11,563,400	848,176
2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25	60,364,600	681,516
(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	11,563,400	519,081
(2.3085)/3 month USD-LIBOR-BBA/May-25	May-15/2.3085	31,749,700	66,039
1.765/3 month USD-LIBOR-BBA/May-25	May-15/1.765	61,243,800	19,598
Goldman Sachs International
(2.1065)/3 month USD-LIBOR-BBA/May-25	May-15/2.1065	63,499,400	498,470
(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	12,440,300	497,736
2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655	7,937,425	254,394
1.8755/3 month USD-LIBOR-BBA/May-25	May-15/1.8755	63,499,400	30,480
Total purchased swap options outstanding (cost $5,549,392)			$5,487,026

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount	Value
Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber, LLC), 0.3s, 10/1/27	$3,600,000	$3,600,000
Total municipal bonds and notes (cost $3,600,000)		$3,600,000

PURCHASED OPTIONS OUTSTANDING (—%)*	Expiration date/strike price	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$103.42	$31,000,000	$49,910
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/101.86	31,000,000	185,070
Total purchased options outstanding (cost $326,953)			$234,980

36     Absolute Return 300 Fund

SHORT-TERM INVESTMENTS (11.5%)*	Principal amount/shares	Value
Albemarle Corp. commercial paper with an effective yield of 0.76%, May 18, 2015	$3,000,000	$2,998,867
Amphenol Corp. commercial paper with an effective yield of 0.55%, May 4, 2015	5,000,000	4,999,763
Brookfield US Holdings, Inc. commercial paper with an effective yield of 0.52%, May 1, 2015	5,000,000	5,000,000
Cabot Corp. commercial paper with an effective yield of 0.21%, May 1, 2015	5,000,000	5,000,000
CBS Corp. commercial paper with an effective yield of 0.46%, May 5, 2015	5,500,000	5,499,701
Church & Dwight Co., Inc. 144A commercial paper with an effective yield of 0.48%, May 19, 2015	5,000,000	4,998,750
Discovery Communications, LLC commercial paper with an effective yield of 0.58%, May 8, 2015	1,300,000	1,299,848
Discovery Communications, LLC 144A commercial paper with an effective yield of 0.48%, May 15, 2015	3,500,000	3,499,319
Ford Motor Credit Co., LLC commercial paper with an effective yield of 0.58%, May 1, 2015	4,000,000	4,000,000
Hewlett-Packard Co. commercial paper with an effective yield of 0.70%, May 5, 2015	5,000,000	4,999,600
Kinder Morgan, Inc./DE commercial paper with an effective yield of 0.33%, May 1, 2015	5,000,000	5,000,000
Kroger Co. (The) commercial paper with an effective yield of 0.40%, May 13, 2015	3,500,000	3,499,510
LyondellBasell Investment, LLC commercial paper with an effective yield of 0.41%, May 5, 2015	5,000,000	4,999,767
Mohawk Industries, Inc. commercial paper with an effective yield of 0.48%, May 7, 2015	5,000,000	4,999,583
Molson Coors Brewing Co. commercial paper with an effective yield of 0.43%, May 14, 2015	5,000,000	4,999,169
National Grid USA commercial paper with an effective yield of 0.56%, May 6, 2015	1,170,000	1,169,907
Putnam Short Term Investment Fund 0.07% L	Shares 7,132,779	7,132,779
SSgA Prime Money Market Fund Class N 0.03% P	Shares 1,512,000	1,512,000
Starwood Hotels & Resorts Worldwide, Inc. commercial paper with an effective yield of 0.36%, May 4, 2015	$4,500,000	4,499,850
U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015 #	185,000	184,982
U.S. Treasury Bills with an effective yield of 0.02%, July 23, 2015 # Δ §	6,380,000	6,379,814
U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015 # Δ §	3,400,000	3,399,979
U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015 # Δ §	500,000	499,999
U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, August 6, 2015 # Δ §	4,540,000	4,539,846
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 16, 2015 Δ §	3,570,000	3,569,961
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 2, 2015 # Δ §	2,055,000	2,054,992
U.S. Treasury Bills with effective yields ranging from less than 0.01% to 0.01%, July 9, 2015 # Δ §	2,740,000	2,740,000

Absolute Return 300 Fund     37

SHORT-TERM INVESTMENTS (11.5%)* cont.	Principal amount	Value
U.S. Treasury Bills with effective yields ranging from less than 0.01% to 0.01%, May 7, 2015 # Δ §	$3,314,000	$3,313,997
Viacom, Inc. commercial paper with an effective yield of 0.47%, May 7, 2015	5,000,000	4,999,592
Wyndham Worldwide Corp. commercial paper with an effective yield of 0.95%, May 6, 2015	5,000,000	4,999,319
Total short-term investments (cost $116,790,420)		$116,790,894

TOTAL INVESTMENTS
Total investments (cost $1,247,248,320)	$1,247,624,321

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB

Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
VRDN

Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

38     Absolute Return 300 Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

*	Percentages indicated are based on net assets of $1,015,757,661.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
§

This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

C

Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P

This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $504,714,886 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $287,029,014) (Unaudited)
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$594,093	$572,224	$21,869
	British Pound	Buy	6/17/15	1,137,858	1,155,304	(17,446)
	Canadian Dollar	Sell	7/15/15	4,708,560	4,486,478	(222,082)
	Euro	Sell	6/17/15	320,192	474,168	153,976
	Mexican Peso	Buy	7/15/15	3,377,341	3,404,688	(27,347)
	Norwegian Krone	Buy	6/17/15	1,132,156	1,052,591	79,565

Absolute Return 300 Fund     39

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $287,029,014) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	$3,350,550	$3,306,598	$43,952
	British Pound	Buy	6/17/15	1,865,842	1,756,665	109,177
	Canadian Dollar	Sell	7/15/15	2,410,790	2,224,048	(186,742)
	Euro	Sell	6/17/15	8,006,465	7,961,976	(44,489)
	Japanese Yen	Sell	5/20/15	2,284,471	2,304,109	19,638
	Mexican Peso	Buy	7/15/15	3,390,960	3,438,650	(47,690)
	New Zealand Dollar	Sell	7/15/15	2,835,009	2,846,965	11,956
	Norwegian Krone	Buy	6/17/15	2,757,382	2,558,842	198,540
	Singapore Dollar	Sell	5/20/15	3,633,472	3,476,108	(157,364)
	Swedish Krona	Sell	6/17/15	2,873,101	2,680,866	(192,235)
	Swiss Franc	Sell	6/17/15	1,311,856	1,278,807	(33,049)
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	720,053	687,878	32,175
	British Pound	Buy	6/17/15	2,602,419	2,659,467	(57,048)
	Canadian Dollar	Sell	7/15/15	6,788,730	6,475,904	(312,826)
	Chilean Peso	Buy	7/15/15	130,666	131,797	(1,131)
	Danish Krone	Buy	6/17/15	947,931	800,119	147,812
	Euro	Sell	6/17/15	8,757,511	8,619,059	(138,452)
	Japanese Yen	Sell	5/20/15	1,997,882	2,012,031	14,149
	Mexican Peso	Buy	7/15/15	3,451,909	3,500,687	(48,778)
	New Zealand Dollar	Sell	7/15/15	1,330,715	1,298,266	(32,449)
	Norwegian Krone	Buy	6/17/15	1,465,547	1,210,657	254,890
	Philippine Peso	Buy	5/20/15	1,325,901	1,339,168	(13,267)
	Swedish Krona	Sell	6/17/15	1,762,009	1,682,776	(79,233)
	Swiss Franc	Buy	6/17/15	3,770,136	3,657,884	112,252
Credit Suisse International
	Australian Dollar	Buy	7/15/15	1,729,388	1,817,601	(88,213)
	British Pound	Sell	6/17/15	1,350,085	1,236,522	(113,563)
	Canadian Dollar	Sell	7/15/15	3,625,707	3,337,041	(288,666)
	Chinese Yuan (Onshore)	Buy	5/20/15	3,436,131	3,466,932	(30,801)
	Euro	Sell	6/17/15	1,980,916	1,760,850	(220,066)
	Indian Rupee	Buy	5/20/15	2,560,420	2,583,482	(23,062)
	Japanese Yen	Sell	5/20/15	98	97	(1)
	New Zealand Dollar	Sell	7/15/15	747,523	836,362	88,839
	Norwegian Krone	Sell	6/17/15	840,575	820,367	(20,208)
	Singapore Dollar	Sell	5/20/15	3,667,168	3,559,916	(107,252)
	Swedish Krona	Buy	6/17/15	2,116,556	2,001,350	115,206
	Swiss Franc	Buy	6/17/15	3,258,598	3,147,539	111,059
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	1,079,173	975,171	(104,002)
	British Pound	Buy	6/17/15	3,537,872	3,543,879	(6,007)
	Canadian Dollar	Sell	7/15/15	7,026,449	6,699,308	(327,141)

40     Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $287,029,014) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG cont.
	Euro	Sell	6/17/15	$4,006,209	$3,887,742	$(118,467)
	New Zealand Dollar	Buy	7/15/15	3,981,609	3,886,227	95,382
	Norwegian Krone	Buy	6/17/15	276,367	269,741	6,626
	Polish Zloty	Sell	6/17/15	2,318,894	2,209,820	(109,074)
	Swedish Krona	Sell	6/17/15	31,959	31,900	(59)
	Turkish Lira	Buy	6/17/15	1,831,735	1,977,731	(145,996)
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	2,228,813	2,143,406	85,407
	British Pound	Buy	6/17/15	1,340,570	1,342,898	(2,328)
	Canadian Dollar	Sell	7/15/15	3,667,439	3,496,448	(170,991)
	Euro	Sell	6/17/15	4,902,970	4,962,322	59,352
	Japanese Yen	Buy	5/20/15	10,693	10,728	(35)
	New Zealand Dollar	Buy	7/15/15	1,394,083	1,360,110	33,973
	Norwegian Krone	Sell	6/17/15	795,568	775,157	(20,411)
	South African Rand	Buy	7/15/15	30,118	29,447	671
	Swedish Krona	Sell	6/17/15	1,224,839	1,222,439	(2,400)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	664,876	639,314	25,562
	British Pound	Buy	6/17/15	1,560,009	1,562,768	(2,759)
	Canadian Dollar	Sell	7/15/15	3,686,979	3,518,452	(168,527)
	Chinese Yuan (Onshore)	Buy	5/20/15	160,392	118,577	41,815
	Euro	Sell	6/17/15	1,292,336	1,469,676	177,340
	Japanese Yen	Sell	5/20/15	616,840	626,711	9,871
	New Taiwan Dollar	Buy	5/20/15	3,607,696	3,574,360	33,336
	New Taiwan Dollar	Sell	5/20/15	3,607,696	3,495,537	(112,159)
	New Zealand Dollar	Buy	7/15/15	1,330,564	1,298,259	32,305
	Swedish Krona	Buy	6/17/15	190,166	189,859	307
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	3,597,189	3,506,311	90,878
	British Pound	Buy	6/17/15	1,288,396	1,381,745	(93,349)
	Canadian Dollar	Sell	7/15/15	4,856,274	4,577,086	(279,188)
	Euro	Sell	6/17/15	233,458	239,044	5,586
	Indian Rupee	Buy	5/20/15	1,023,267	1,037,835	(14,568)
	Japanese Yen	Buy	5/20/15	1,458,578	1,438,708	19,870
	Malaysian Ringgit	Buy	5/20/15	7,118,276	6,945,555	172,721
	Malaysian Ringgit	Sell	5/20/15	7,118,274	6,962,263	(156,011)
	Mexican Peso	Buy	7/15/15	3,330,763	3,376,768	(46,005)
	New Zealand Dollar	Sell	7/15/15	336,620	325,078	(11,542)
	Norwegian Krone	Buy	6/17/15	3,195,365	3,026,889	168,476
	Philippine Peso	Buy	5/20/15	1,325,899	1,339,470	(13,571)
	Singapore Dollar	Sell	5/20/15	2,572,510	2,529,265	(43,245)
	South Korean Won	Sell	5/20/15	106,185	30,998	(75,187)

Absolute Return 300 Fund     41

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $287,029,014) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
	Swedish Krona	Sell	6/17/15	$1,699,077	$1,565,135	$(133,942)
	Swiss Franc	Buy	6/17/15	1,525,918	1,452,025	73,893
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	1,460,284	1,405,086	55,198
	British Pound	Buy	6/17/15	909,519	984,389	(74,870)
	Canadian Dollar	Sell	7/15/15	4,513,153	4,242,660	(270,493)
	Euro	Buy	6/17/15	703,972	594,136	109,836
	New Zealand Dollar	Buy	7/15/15	1,257,266	1,239,720	17,546
	Norwegian Krone	Buy	6/17/15	1,974,363	1,842,197	132,166
	Singapore Dollar	Buy	5/20/15	1,605,986	1,576,091	29,895
	Swedish Krona	Sell	6/17/15	438,773	391,219	(47,554)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/15	178,141	171,278	(6,863)
	Brazilian Real	Buy	7/2/15	3,456,893	3,400,480	56,413
	British Pound	Buy	6/17/15	3,516,389	3,503,165	13,224
	British Pound	Sell	6/17/15	3,553,217	3,453,631	(99,586)
	Canadian Dollar	Sell	7/15/15	891,916	748,956	(142,960)
	Chilean Peso	Buy	7/15/15	4,350	4,324	26
	Euro	Sell	6/17/15	2,187,861	2,060,994	(126,867)
	Hungarian Forint	Buy	6/17/15	3,541,076	3,505,775	35,301
	Japanese Yen	Buy	5/20/15	1,421,270	1,403,070	18,200
	Malaysian Ringgit	Buy	5/20/15	6,238,477	6,094,650	143,827
	Malaysian Ringgit	Sell	5/20/15	6,238,477	6,132,404	(106,073)
	New Zealand Dollar	Buy	7/15/15	116,350	113,572	2,778
	Norwegian Krone	Buy	6/17/15	64,333	62,772	1,561
	Singapore Dollar	Buy	5/20/15	684,190	742,063	(57,873)
	Swedish Krona	Buy	6/17/15	3,085,474	2,971,281	114,193
	Swiss Franc	Buy	6/17/15	1,857,102	1,819,126	37,976
	Turkish Lira	Sell	6/17/15	1,875,508	1,824,529	(50,979)
UBS AG
	Australian Dollar	Buy	7/15/15	330,428	392,099	(61,671)
	British Pound	Buy	6/17/15	750,695	755,299	(4,604)
	Canadian Dollar	Sell	7/15/15	3,437,918	3,278,736	(159,182)
	Chilean Peso	Buy	7/15/15	4,350	4,361	(11)
	Euro	Sell	6/17/15	2,009,453	1,989,647	(19,806)
	Japanese Yen	Buy	5/20/15	1,674,981	1,659,451	15,530
	New Taiwan Dollar	Buy	5/20/15	3,607,699	3,574,128	33,571
	New Taiwan Dollar	Sell	5/20/15	3,607,699	3,480,712	(126,987)
	New Zealand Dollar	Buy	7/15/15	3,974,484	3,878,921	95,563
	Norwegian Krone	Buy	6/17/15	3,639,502	3,370,814	268,688
	Norwegian Krone	Sell	6/17/15	3,597,679	3,472,934	(124,745)
	Swedish Krona	Buy	6/17/15	31,766	144,874	(113,108)

42     Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $287,029,014) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	$189,255	$254,718	$(65,463)
	Canadian Dollar	Buy	7/15/15	818,639	780,791	37,848
	Euro	Sell	6/17/15	7,188,461	7,224,020	35,559
	New Zealand Dollar	Buy	7/15/15	3,764,144	3,673,772	90,372
	South Korean Won	Buy	5/20/15	133,554	131,168	2,386
Total						$(2,324,036)

FUTURES CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
	Number of contracts	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	648	$114,015,974	Jun-15	$(2,579,685)
U.S. Treasury Bond 30 yr (Short)	11	1,755,531	Jun-15	23,072
U.S. Treasury Bond Ultra 30 yr (Long)	22	3,619,000	Jun-15	(145,106)
U.S. Treasury Note 2 yr (Short)	188	41,221,938	Jun-15	(114,343)
U.S. Treasury Note 5 yr (Short)	402	48,293,391	Jun-15	(246,488)
U.S. Treasury Note 10 yr (Short)	43	5,520,125	Jun-15	(7,476)
Total				$(3,070,026)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $6,770,134) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
2.275/3 month USD-LIBOR-BBA/May-25	May-15/2.275	$56,912,800	$7,399
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	63,499,400	126,364
2.10/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	43,363,900	157,845
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	32,828,800	235,054
(2.10)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	43,363,900	379,434
Barclays Bank PLC
2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	31,749,700	34,925
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	31,749,700	95,884
Citibank, N.A.
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	31,749,700	42,227
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	7,937,425	84,851
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	63,499,400	107,314
Credit Suisse International
(1.865)/3 month USD-LIBOR-BBA/May-25	May-15/1.865	30,621,900	25,110
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	11,563,400	1,291,944
Goldman Sachs International
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	7,937,425	28,733
(1.991)/3 month USD-LIBOR-BBA/May-25	May-15/1.991	31,749,700	53,340
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	7,937,425	99,138

Absolute Return 300 Fund     43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $6,770,134) (Unaudited) cont.
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Goldman Sachs International cont.
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	$12,440,300	$162,719
1.991/3 month USD-LIBOR-BBA/May-25	May-15/1.991	31,749,700	489,898
JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,604,504
Total			$5,026,683

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $311,406) (Unaudited)
	Expiration date/strike price	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$62,000,000	$194,060
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	15,000,000	49,050
Total			$243,110

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
1.932/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.932	$38,530,700	$(161,829)	$2,389
2.047/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/2.047	38,530,700	(281,274)	(7,244)
(2.162)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.162	38,530,700	450,809	12,754
Goldman Sachs International
(2.155)/3 month USD-LIBOR-BBA/May-25 (Purchased)	May-15/2.155	22,224,790	(63,515)	(6,445)
JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	7,937,425	(194,491)	7,929
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	7,937,425	(201,682)	(18,645)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	7,937,425	(211,199)	(20,240)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,643,600	(136,495)	(33,649)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	7,937,425	(222,248)	(49,156)
1.825/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.825	30,621,900	(131,674)	(55,732)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	41,287,200	(290,043)	(84,143)

44     Absolute Return 300 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
1.9425/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.9425	$30,621,900	$(226,602)	$(93,091)
(2.06)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.06	30,621,900	355,214	128,918
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	34,765,900	230,324	73,704
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	34,765,900	222,248	48,672
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	82,574,300	264,238	35,672
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	41,287,200	126,421	12,799
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	34,765,900	200,158	(17,383)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	34,765,900	198,166	(47,629)
Total			$(73,474)	$(110,520)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/15 (proceeds receivable $14,032,500) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4 1/2s, May 1, 2045	$7,000,000	5/13/15	$7,617,968
Federal National Mortgage Association, 4s, May 1, 2045	6,000,000	5/13/15	6,412,500
Total			$14,030,468

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
BRL	14,990,837	$—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	$(37,296)
BRL	50,958,173	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(38,900)
BRL	26,410,849	—	1/4/21	Brazil Cetip Interbank Deposit Rate Over	0.00%	(147,142)
BRL	15,519,984	—	1/4/21	Brazil Cetip Interbank Deposit Rate Over	0.00%	(84,050)
PLN	17,860,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(702,916)
Absolute Return 300 Fund     45

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
Deutsche Bank AG cont.
PLN	8,905,000	$—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	$(354,663)
PLN	7,747,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(305,605)
ZAR	33,758,000	—	1/26/25	3 month ZAR- JIBAR-SAFEX	7.09%	(150,000)
ZAR	22,505,000	—	1/23/25	3 month ZAR- JIBAR-SAFEX	7.08%	(100,891)
Goldman Sachs International
KRW	3,045,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	19,691
JPMorgan Chase Bank N.A.
BRL	51,471,210	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(188,651)
BRL	15,476,400	—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	127,322
BRL	10,298,320	—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	(84,336)
BRL	34,842,430	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	55,971
PLN	11,874,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	(13,688)
ZAR	23,349,000	—	1/22/25	3 month ZAR- JIBAR-SAFEX	7.14%	(96,490)
ZAR	70,047,000	—	1/23/25	3 month ZAR- JIBAR-SAFEX	7.0633%	(320,757)
ZAR	56,589,000	—	3/10/25	3 month ZAR- JIBAR-SAFEX	7.91%	24,782
Total		$—	$(2,397,619)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$32,828,800	$295,026	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$(67,249)
32,828,800	(95,637)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(341,877)
32,828,800	(174,426)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(116,409)
6,349,940	(145,845)	4/28/45	2.31%	3 month USD-LIBOR-BBA	161,376

46     Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$24,880,600	$71,825	1/6/25	2.28%	3 month USD-LIBOR-BBA	$(488,133)
24,880,600	308,191	1/6/25	2.53%	3 month USD-LIBOR-BBA	(829,560)
16,414,400	(222,632)	4/15/25	3 month USD-LIBOR-BBA	2.172%	(138,968)
16,414,400	144,230	4/15/25	2.052%	3 month USD-LIBOR-BBA	242,575
29,367,000 E	(236)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(750,857)
9,789,000 E	(79)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(238,040)
17,913,000 E	(144)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(259,166)
31,154,000 E	(13,582)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(418,211)
6,000,000 E	78,807	6/17/45	3 month USD-LIBOR-BBA	2.50%	20,457
67,892,400 E	541,229	6/17/25	2.20%	3 month USD-LIBOR-BBA	308,697
104,400,000 E	(599,106)	6/17/17	3 month USD-LIBOR-BBA	1.15%	(94,019)
42,907,000 E	558,174	6/17/20	2.15%	3 month USD-LIBOR-BBA	(498,926)
50,609,000 E	(407)	12/16/18	1.813%	3 month USD-LIBOR-BBA	(449,815)
527,117,800 E	655,217	6/17/17	1.10%	3 month USD-LIBOR-BBA	(1,370,498)
27,660,000 E	(198,308)	6/17/20	3 month USD-LIBOR-BBA	1.80%	13,318
9,700,000	(78)	4/20/20	1.4895%	3 month USD-LIBOR-BBA	38,518
22,324,000	(84)	4/27/17	3 month USD-LIBOR-BBA	0.8095%	(2,469)
38,002,000	(306)	4/28/20	1.4945%	3 month USD-LIBOR-BBA	159,823
7,751,000	(264)	5/1/45	3 month USD-LIBOR-BBA	2.5385%	12,797
8,759,000	(298)	5/1/45	3 month USD-LIBOR-BBA	2.5395%	16,388
22,235,000	(83)	5/1/17	0.82%	3 month USD-LIBOR-BBA	1,362
10,209,900 E	127,478	6/17/45	3 month USD-LIBOR-BBA	2.38%	(240,659)
156,393,000 E	6,413,408	6/17/20	2.40%	3 month USD-LIBOR-BBA	662,682

Absolute Return 300 Fund     47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$9,742,000	$(36)	4/13/17	0.802%	3 month USD-LIBOR-BBA	$(2,142)
4,305,000	(57)	4/13/25	2.007%	3 month USD-LIBOR-BBA	46,889
18,831,000	(177)	4/13/20	3 month USD-LIBOR-BBA	1.522%	(38,083)
42,553,000	(562)	4/13/25	2.0055%	3 month USD-LIBOR-BBA	432,551
6,559,000	(223)	4/13/45	3 month USD-LIBOR-BBA	2.375%	(217,657)
46,218,000 E	(372)	12/16/18	3 month USD-LIBOR-BBA	1.41%	(138,333)
12,460,000	(424)	4/16/45	2.36037%	3 month USD-LIBOR-BBA	455,155
20,106,800 E	(112)	4/20/19	3 month USD-LIBOR-BBA	1.8325%	(51,022)
5,119,600 E	(72)	4/20/27	2.3675%	3 month USD-LIBOR-BBA	84,376
9,743,800 E	(54)	4/20/19	3 month USD-LIBOR-BBA	1.85%	(21,403)
2,353,400 E	(33)	4/20/27	2.415%	3 month USD-LIBOR-BBA	28,895
605,000	(21)	4/20/45	3 month USD-LIBOR-BBA	2.416%	(14,872)
3,421,000	(45)	4/20/25	2.00%	3 month USD-LIBOR-BBA	38,157
257,000	(1)	4/20/17	3 month USD-LIBOR-BBA	0.7615%	(212)
22,324,000	(180)	4/27/20	3 month USD-LIBOR-BBA	1.53766%	(46,009)
13,475,000	(51)	4/27/17	0.8015%	3 month USD-LIBOR-BBA	3,530
4,114,000	(140)	4/27/45	2.393%	3 month USD-LIBOR-BBA	123,481
3,596,000	(122)	4/27/45	2.4005%	3 month USD-LIBOR-BBA	101,997
73,940,000	(277)	4/28/17	3 month USD-LIBOR-BBA	0.776%	(60,286)
8,987,000	(119)	4/28/25	3 month USD-LIBOR-BBA	2.003%	(102,484)
3,408,000	(116)	4/28/45	2.397%	3 month USD-LIBOR-BBA	99,508
23,376,000	(309)	5/1/25	2.14%	3 month USD-LIBOR-BBA	(24,666)
23,376,000	(309)	5/1/25	2.13894%	3 month USD-LIBOR-BBA	(22,376)

48     Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount		Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
	$7,751,000	$(264)	5/1/45	3 month USD-LIBOR-BBA	2.54461%	$23,214
	7,188,000	(58)	5/1/20	1.593%	3 month USD-LIBOR-BBA	(2,861)
AUD	4,155,000	(42)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(58,267)
AUD	5,534,000	(57)	3/30/25	2.77%	6 month AUD-BBR-BBSW	75,364
CAD	4,442,000	(46)	3/20/25	1.7775%	3 month CAD-BA-CDOR	81,140
CAD	22,771,000	(241)	3/26/25	3 month CAD-BA-CDOR	1.865%	(268,778)
CAD	2,798,000	(29)	4/1/25	3 month CAD-BA-CDOR	1.77%	(54,326)
CAD	3,551,000	(38)	4/8/25	1.83%	3 month CAD-BA-CDOR	53,416
CAD	131,791,000 E	(392)	6/17/17	0.92%	3 month CAD-BA-CDOR	336,377
CAD	54,175,000 E	(404)	6/17/20	3 month CAD-BA-CDOR	1.24%	(453,561)
CAD	2,067,000	(22)	4/17/25	1.89%	3 month CAD-BA-CDOR	22,293
CAD	8,268,000	(90)	4/17/25	1.91875%	3 month CAD-BA-CDOR	70,806
CAD	7,340,000	(79)	4/17/25	1.89375%	3 month CAD-BA-CDOR	77,036
CHF	2,801,000	(37)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	(9,340)
CHF	1,913,000	(25)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(8,856)
CHF	1,484,000	(20)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(9,444)
CHF	8,080,000	(110)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	(27,428)
CHF	3,045,000	(42)	4/10/25	0.16875%	6 month CHF-LIBOR-BBA	11,658
CHF	31,720,000	(127)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(13,689)
CHF	6,270,000	(88)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(122)
EUR	334,000 E	(7,724)	6/17/20	6 month EUR-EURIBOR-Telerate	0.75%	414
EUR	7,976,000 E	749,343	6/17/25	1.50%	6 month EUR-EURIBOR-Telerate	28,674
EUR	4,359,000 E	(1,350,213)	6/17/45	6 month EUR-EURIBOR-Telerate	2.00%	(89,115)

Absolute Return 300 Fund     49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount		Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
EUR	30,190,000 E	$(278,932)	6/17/17	6 month EUR-EURIBOR-Telerate	0.50%	$(4,284)
EUR	12,520,000 E	2,865,526	6/17/35	2.00%	6 month EUR-EURIBOR-Telerate	172,448
GBP	39,049,000 E	(1,999,943)	6/17/20	6 month GBP-LIBOR-BBA	2.25%	8,773
GBP	35,782,000 E	4,644,330	6/17/25	2.75%	6 month GBP-LIBOR-BBA	455,558
GBP	8,500,000 E	(2,471,850)	6/17/45	6 month GBP-LIBOR-BBA	3.00%	(133,111)
JPY	58,423,000	(20)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	58,404
JPY	114,399,000	(38)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	113,443
JPY	3,191,100,000	(125)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	131,427
JPY	698,200,000	(122)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(693,080)
JPY	56,638,000	(10)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	56,781
JPY	65,000,000	(20)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	25,518
JPY	384,000,000	(115)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	144,375
JPY	2,006,000,000	(143)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(24,105)
JPY	1,185,100,000	(84)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(15,481)
JPY	19,740,000	(6)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	7,531
JPY	89,716,000	(10)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	3,072
NOK	8,346,000	(14)	3/24/25	6 month NOK-NIBOR-NIBR	1.765%	(32,131)
NOK	8,228,000	(13)	3/24/25	6 month NOK-NIBOR-NIBR	1.7625%	(31,923)
NOK	15,665,000	(26)	4/7/25	1.865%	6 month NOK-NIBOR-NIBR	42,155
NOK	12,499,000	(21)	4/8/25	1.835%	6 month NOK-NIBOR-NIBR	38,182
NOK	16,616,000	(27)	4/10/25	1.825%	6 month NOK-NIBOR-NIBR	52,627
NZD	10,634,000	(107)	4/23/25	3 month NZD-BBR-FRA	3.7275%	(88,330)
NZD	3,917,000	(38)	4/8/25	3 month NZD-BBR-FRA	3.675%	(45,413)

50     Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount		Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
NZD	24,024,000	$(241)	4/9/25	3.675%	3 month NZD-BBR-FRA	$277,736
NZD	3,667,000	(36)	4/10/25	3.7275%	3 month NZD-BBR-FRA	30,204
NZD	10,768,000	(110)	4/22/25	3 month NZD-BBR-FRA	3.705%	(104,674)
SEK	75,310,000	(116)	4/1/25	0.967%	3 month SEK-STIBOR-SIDE	58,495
SEK	99,874,000	(153)	4/2/25	0.975%	3 month SEK-STIBOR-SIDE	68,817
SEK	12,446,000	(19)	4/9/25	3 month SEK-STIBOR-SIDE	0.9575%	(11,636)
SEK	13,301,000	(20)	4/10/25	3 month SEK-STIBOR-SIDE	0.93%	(16,715)
SEK	10,117,000	(15)	4/13/25	3 month SEK-STIBOR-SIDE	0.915%	(14,663)
	$22,595,300	(298)	1/9/25	3 month USD-LIBOR-BBA	2.07%	66,281
	6,565,800	13,045	2/19/25	3 month USD-LIBOR-BBA	2.15%	57,730
	3,282,900	7,507	2/19/25	3 month USD-LIBOR-BBA	2.15%	29,850
	6,349,940	(33,739)	4/28/25	3 month USD-LIBOR-BBA	2.045%	(81,438)
Total		$9,871,450	$(3,604,841)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$922,587	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$10,246
Barclays Bank PLC
694,082	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	673
161,736	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	182
2,693,866	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(197)

Absolute Return 300 Fund     51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$2,279,461	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$26,496
4,795,340	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,650
4,423,837	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,363
13,383,064	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(69,523)
6,057,001	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,712
2,245,413	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,229
1,484,610	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,823
1,122,706	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,615
1,363,423	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	11,103
11,616,581	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,346)
14,561,500	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,943
4,452,195	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,468
520,376	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,724
265,704	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,943
772,422	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,111
2,245,413	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,229

52     Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$8,495,835	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(44,134)
7,896,860	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,698
4,903,093	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,471)
4,569,376	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52,401
1,722,957	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,759
1,176,398	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(86)
856,687	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	831
5,452,654	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(398)
24,872,435	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35,773
6,150,185	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,846
310,990	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	447
608,263	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	590
1,972,589	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,913
1,430,070	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,387
11,555,076	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,027)
4,578,282	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(13,285)

Absolute Return 300 Fund     53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$1,732,943	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	$(3,761)
866,508	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,880)
866,508	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,880)
1,738,904	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,774)
4,516,367	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,801)
1,738,904	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,774)
960,962	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	8,824
849,514	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,222
609,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,597
925,170	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,765
3,471,847	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,534)
1,123,025	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,834)
3,089,021	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,047)
1,336,769	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,923
8,871,570	38,813	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	22,179

54     Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$1,252,566	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$1,802
1,039,626	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,495
Credit Suisse International
1,496,942	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,153
4,326,259	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,474)
4,222,282	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	38,773
4,067,939	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(43,705)
4,328,781	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,508)
5,989,045	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	68,682
9,395,375	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	86,276
3,403,823	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	39,035
3,701,851	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	47,259
1,850,494	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	23,624
10,744,607	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	137,170
2,962,349	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	34,577

Absolute Return 300 Fund     55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
$4,326,259	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(22,474)
Goldman Sachs International
3,375,203	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,680
2,603,687	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	19,038
8,507,587	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	69,284
3,270,363	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	23,913
7,315,180	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,521
5,656,734	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,752
5,656,734	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,752
4,043,754	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,007)
1,519,166	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,892)
1,862,797	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	20,688
484,432	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,329
113,655	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	926
3,386,001	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	27,575
5,539,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,777)

56     Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	$245,371	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(1,275)
	654,347	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,399)
	1,117,112	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,168
	3,698,879	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27,046
	8,297,694	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	96,451
	6,106,476	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	49,730
	5,633,046	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	64,599
	5,544,672	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(59,571)
	6,954,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index-Urban (CPI-U)	3,067
	3,739,845	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	47,744
	2,405,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index-Urban (CPI-U)	26,647
GBP	4,028,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(76,545)
GBP	1,392,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(43,098)
JPMorgan Chase Bank N.A.
	$5,284,914	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	60,607
	5,633,439	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	64,604
	5,545,047	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(59,575)
Total		$38,813	$790,580

Absolute Return 300 Fund     57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$44,403	$779,000	5/11/63	300 bp	$53,284
CMBX NA BBB– Index	BBB–/P	46,609	755,000	5/11/63	300 bp	55,216
CMBX NA BBB– Index	BBB–/P	22,719	377,000	5/11/63	300 bp	27,017
CMBX NA BBB– Index	BBB–/P	11,962	175,000	5/11/63	300 bp	13,957
Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	69,178	624,000	5/11/63	300 bp	76,289
Credit Suisse International
CMBX NA BBB– Index	BBB–/P	2,484	1,911,000	5/11/63	300 bp	24,269
CMBX NA BBB– Index	BBB–/P	49,531	1,207,000	5/11/63	300 bp	63,291
CMBX NA BBB– Index	BBB–/P	5,592	957,000	5/11/63	300 bp	16,502
CMBX NA BBB– Index	BBB–/P	4,098	899,000	5/11/63	300 bp	14,346
CMBX NA BBB– Index	BBB–/P	8,092	697,000	5/11/63	300 bp	16,038
CMBX NA BBB– Index	BBB–/P	10,094	657,000	5/11/63	300 bp	17,584
CMBX NA BBB– Index	BBB–/P	18,774	617,000	5/11/63	300 bp	25,808
CMBX NA BBB– Index	BBB–/P	48,354	606,000	5/11/63	300 bp	55,261
CMBX NA BBB– Index	BBB–/P	46,921	606,000	5/11/63	300 bp	53,829
CMBX NA BBB– Index	BBB–/P	39,799	605,000	5/11/63	300 bp	46,696
CMBX NA BBB– Index	BBB–/P	66,776	591,000	5/11/63	300 bp	73,512
CMBX NA BBB– Index	BBB–/P	42,032	577,000	5/11/63	300 bp	48,609
CMBX NA BBB– Index	BBB–/P	4,084	570,000	5/11/63	300 bp	10,582
CMBX NA BBB– Index	BBB–/P	37,649	473,000	5/11/63	300 bp	43,041
CMBX NA BBB– Index	BBB–/P	(4,420)	282,000	5/11/63	300 bp	(1,253)
CMBX NA BBB– Index	BBB–/P	19,849	259,000	5/11/63	300 bp	22,802

58     Absolute Return 300 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$1,427	$184,000	5/11/63	300 bp	$3,525
CMBX NA BBB– Index	—	460	42,000	5/11/63	(300 bp)	(19)
CMBX NA BBB– Index	BBB–/P	1,015	115,000	1/17/47	300 bp	(8)
CMBX NA BBB– Index	BBB–/P	2,282	168,000	1/17/47	300 bp	871
CMBX NA BBB– Index	BBB–/P	1,392	218,000	1/17/47	300 bp	(493)
CMBX NA BBB– Index	BBB–/P	1,084	218,000	1/17/47	300 bp	(801)
CMBX NA BBB– Index	BBB–/P	902	282,000	1/17/47	300 bp	(1,514)
CMBX NA BBB– Index	BBB–/P	902	282,000	1/17/47	300 bp	(1,514)
CMBX NA BBB– Index	BBB–/P	744	297,000	1/17/47	300 bp	(1,751)
CMBX NA BBB– Index	BBB–/P	993	310,000	1/17/47	300 bp	(1,611)
CMBX NA BBB– Index	BBB–/P	663	310,000	1/17/47	300 bp	(1,941)
CMBX NA BBB– Index	BBB–/P	554	310,000	1/17/47	300 bp	(2,050)
CMBX NA BBB– Index	BBB–/P	6,096	345,000	1/17/47	300 bp	3,198
CMBX NA BBB– Index	BBB–/P	1,335	467,000	1/17/47	300 bp	(2,588)
CMBX NA BBB– Index	BBB–/P	1,501	467,000	1/17/47	300 bp	(2,422)
CMBX NA BBB– Index	BBB–/P	13,663	559,000	1/17/47	300 bp	8,968
CMBX NA BBB– Index	BBB–/P	1,001	563,000	1/17/47	300 bp	(3,822)
CMBX NA BBB– Index	BBB–/P	6,136	784,000	1/17/47	300 bp	(450)
CMBX NA BBB– Index	BBB–/P	5,580	784,000	1/17/47	300 bp	(1,005)
CMBX NA BBB– Index	BBB–/P	19,537	789,000	1/17/47	300 bp	12,909
CMBX NA BBB– Index	BBB–/P	9	891,000	1/17/47	300 bp	(7,475)
CMBX NA BBB– Index	BBB–/P	5,075	1,015,000	1/17/47	300 bp	(3,451)

Absolute Return 300 Fund     59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$5,075	$1,015,000	1/17/47	300 bp	$(3,451)
CMBX NA BBB– Index	BBB–/P	5,044	1,179,000	1/17/47	300 bp	(4,859)
CMBX NA BBB– Index	BBB–/P	4,809	1,349,000	1/17/47	300 bp	(6,522)
CMBX NA BBB– Index	BBB–/P	37,272	1,576,000	1/17/47	300 bp	24,033
CMBX NA BB Index	—	5,499	275,000	5/11/63	(500 bp)	2,850
CMBX NA BB Index	—	3,184	308,000	5/11/63	(500 bp)	217
CMBX NA BB Index	—	(3,238)	338,000	5/11/63	(500 bp)	(6,494)
CMBX NA BB Index	—	(2,603)	339,000	5/11/63	(500 bp)	(5,869)
CMBX NA BB Index	—	(3,110)	341,000	5/11/63	(500 bp)	(6,395)
CMBX NA BB Index	—	6,358	425,000	5/11/63	(500 bp)	2,264
CMBX NA BB Index	—	13,969	529,000	5/11/63	(500 bp)	8,873
CMBX NA BB Index	—	8,506	550,000	5/11/63	(500 bp)	3,208
CMBX NA BB Index	—	(11,876)	680,000	5/11/63	(500 bp)	(18,427)
CMBX NA BB Index	—	13,646	771,000	5/11/63	(500 bp)	6,219
CMBX NA BB Index	—	(3,001)	824,000	5/11/63	(500 bp)	(10,939)
CMBX NA BB Index	—	4,723	871,000	5/11/63	(500 bp)	(3,667)
CMBX NA BB Index	—	(5,339)	1,022,000	5/11/63	(500 bp)	(15,185)
CMBX NA BB Index	—	(13,092)	675,000	5/11/63	(500 bp)	(19,594)
CMBX NA BBB– Index	BBB–/P	19,283	9,679,000	5/11/63	300 bp	129,624
CMBX NA BBB– Index	BBB–/P	59,500	2,432,000	5/11/63	300 bp	87,225
CMBX NA BBB– Index	BBB–/P	1,978	1,490,000	5/11/63	300 bp	18,964
CMBX NA BBB– Index	BBB–/P	(20,370)	1,351,000	5/11/63	300 bp	(4,968)
CMBX NA BBB– Index	BBB–/P	(16,648)	1,351,000	5/11/63	300 bp	(1,246)
CMBX NA BBB– Index	BBB–/P	(24,878)	1,285,000	5/11/63	300 bp	(10,229)
CMBX NA BBB– Index	BBB–/P	4,145	895,000	5/11/63	300 bp	14,348
CMBX NA BBB– Index	BBB–/P	(8,950)	891,000	5/11/63	300 bp	1,207
CMBX NA BBB– Index	BBB–/P	489	735,000	5/11/63	300 bp	8,868
CMBX NA BBB– Index	BBB–/P	3,327	718,000	5/11/63	300 bp	11,512
CMBX NA BBB– Index	BBB–/P	4,085	673,000	5/11/63	300 bp	11,757
60     Absolute Return 300 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$12,327	$653,000	5/11/63	300 bp	$19,772
CMBX NA BBB– Index	BBB–/P	14,141	653,000	5/11/63	300 bp	21,585
CMBX NA BBB– Index	BBB–/P	(11,580)	641,000	5/11/63	300 bp	(4,273)
CMBX NA BBB– Index	BBB–/P	428	617,000	5/11/63	300 bp	7,462
CMBX NA BBB– Index	BBB–/P	2,133	616,000	5/11/63	300 bp	9,156
CMBX NA BBB– Index	BBB–/P	7,138	599,000	5/11/63	300 bp	13,967
CMBX NA BBB– Index	BBB–/P	5,955	599,000	5/11/63	300 bp	12,784
CMBX NA BBB– Index	BBB–/P	(5,598)	598,000	5/11/63	300 bp	1,219
CMBX NA BBB– Index	BBB–/P	(1,992)	596,000	5/11/63	300 bp	4,802
CMBX NA BBB– Index	BBB–/P	1,608	596,000	5/11/63	300 bp	8,402
CMBX NA BBB– Index	BBB–/P	(5,951)	594,000	5/11/63	300 bp	821
CMBX NA BBB– Index	BBB–/P	(1,981)	594,000	5/11/63	300 bp	4,790
CMBX NA BBB– Index	BBB–/P	(4,954)	592,000	5/11/63	300 bp	1,795
CMBX NA BBB– Index	BBB–/P	23,451	490,000	5/11/63	300 bp	29,037
CMBX NA BBB– Index	BBB–/P	(1,435)	424,000	5/11/63	300 bp	3,398
CMBX NA BBB– Index	BBB–/P	(1,796)	298,000	5/11/63	300 bp	1,601
CMBX NA BBB– Index	BBB–/P	(2,833)	297,000	5/11/63	300 bp	553
Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(4,332)	949,000	5/11/63	300 bp	6,487
CMBX NA BBB– Index	BBB–/P	2,344	899,000	5/11/63	300 bp	12,593
CMBX NA BBB– Index	BBB–/P	(3,548)	513,000	5/11/63	300 bp	2,300
CMBX NA BBB– Index	BBB–/P	517	145,000	1/17/47	300 bp	(701)
CMBX NA BBB– Index	BBB–/P	517	145,000	1/17/47	300 bp	(701)

Absolute Return 300 Fund     61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$1,830	$235,000	1/17/47	300 bp	$(223)
CMBX NA BBB– Index	BBB–/P	1,924	450,000	1/17/47	300 bp	(1,856)
CMBX NA BBB– Index	BBB–/P	1,604	450,000	1/17/47	300 bp	(2,176)
CMBX NA BBB– Index	BBB–/P	1,604	450,000	1/17/47	300 bp	(2,176)
CMBX NA BBB– Index	BBB–/P	4,882	576,000	1/17/47	300 bp	(245)
CMBX NA BBB– Index	BBB–/P	2,267	578,000	1/17/47	300 bp	(2,588)
CMBX NA BBB– Index	BBB–/P	646	598,000	1/17/47	300 bp	(4,377)
CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	3,569
CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	(6,502)
CMBX NA BB Index	—	495	408,000	5/11/63	(500 bp)	(3,435)
CMBX NA BB Index	—	4,520	441,000	5/11/63	(500 bp)	272
CMBX NA BB Index	—	7,574	450,000	5/11/63	(500 bp)	3,239
CMBX NA BB Index	—	(5,599)	528,000	5/11/63	(500 bp)	(10,685)
CMBX NA BB Index	—	(829)	416,000	1/17/47	(500 bp)	2,817
CMBX NA BBB– Index	BBB–/P	7,391	647,000	5/11/63	300 bp	14,767
CMBX NA BBB– Index	BBB–/P	(10,681)	641,000	5/11/63	300 bp	(3,373)
CMBX NA BBB– Index	BBB–/P	3,568	598,000	5/11/63	300 bp	10,385
CMBX NA BBB– Index	BBB–/P	(2,392)	596,000	5/11/63	300 bp	4,403
CMBX NA BBB– Index	BBB–/P	(5,558)	594,000	5/11/63	300 bp	1,214
CMBX NA BBB– Index	BBB–/P	(5,957)	594,000	5/11/63	300 bp	814
CMBX NA BBB– Index	BBB–/P	(5,957)	594,000	5/11/63	300 bp	814
CMBX NA BBB– Index	BBB–/P	(4,755)	592,000	5/11/63	300 bp	1,994
CMBX NA BBB– Index	BBB–/P	(3,240)	297,000	5/11/63	300 bp	146
CMBX NA BBB– Index	BBB–/P	(249)	93,000	5/11/63	300 bp	812
Total		$775,337	$1,131,019

62     Absolute Return 300 Fund

*Payments related to the referenced debt are made upon a credit default event.
**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2015. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$41,911,000	$—
Corporate bonds and notes	—	260,465,637	—
Foreign government and agency bonds and notes	—	42,837,159	—
Mortgage-backed securities	—	423,564,140	8,280,038
Municipal bonds and notes	—	3,600,000	—
Purchased options outstanding	—	234,980	—
Purchased swap options outstanding	—	5,487,026	—
Senior loans	—	86,911,212	—
U.S. government and agency mortgage obligations	—	257,059,949	—
U.S. treasury obligations	—	482,286	—
Short-term investments	8,644,779	108,146,115	—
Totals by level	$8,644,779	$1,230,699,504	$8,280,038

	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,324,036)	$—
Futures contracts	(3,070,026)	—	—
Written options outstanding	—	(243,110)	—
Written swap options outstanding	—	(5,026,683)	—
Forward premium swap option contracts	—	(110,520)	—
TBA sale commitments	—	(14,030,468)	—
Interest rate swap contracts	—	(15,873,910)	—
Total return swap contracts	—	751,767	—
Credit default contracts	—	355,682	—
Totals by level	$(3,070,026)	$(36,501,278)	$—
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund     63

Statement of assets and liabilities 4/30/15 (Unaudited)
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,240,115,541)	$1,240,491,542
Affiliated issuers (identified cost $7,132,779) (Note 5)	7,132,779
Cash	963,396
Foreign currency (cost $4,085) (Note 1)	4,166
Interest and other receivables	7,212,969
Receivable for shares of the fund sold	1,003,726
Receivable for investments sold	11,404,157
Receivable for sales of delayed delivery securities (Note 1)	10,787,750
Receivable for variation margin (Note 1)	5,456,976
Unrealized appreciation on forward premium swap option contracts (Note 1)	322,837
Unrealized appreciation on forward currency contracts (Note 1)	3,996,083
Unrealized appreciation on OTC swap contracts (Note 1)	3,108,741
Premium paid on OTC swap contracts (Note 1)	211,988
Total assets	1,292,097,110
LIABILITIES
Payable for investments purchased	10,953,573
Payable for purchases of delayed delivery securities (Note 1)	224,512,375
Payable for shares of the fund repurchased	2,130,474
Payable for compensation of Manager (Note 2)	694,184
Payable for investor servicing fees (Note 2)	116,262
Payable for Trustee compensation and expenses (Note 2)	115,535
Payable for distribution fees (Note 2)	219,143
Payable for variation margin (Note 1)	5,325,285
Unrealized depreciation on OTC swap contracts (Note 1)	3,584,761
Premium received on OTC swap contracts (Note 1)	1,026,138
Unrealized depreciation on forward currency contracts (Note 1)	6,320,119
Unrealized depreciation on forward premium swap option contracts (Note 1)	433,357
Written options outstanding, at value (premiums $7,081,540) (Notes 1 and 3)	5,269,793
TBA sale commitments, at value (proceeds receivable $14,032,500) (Note 1)	14,030,468
Collateral on certain derivative contracts, at value (Note 1)	1,603,266
Other accrued expenses	4,716
Total liabilities	276,339,449
Net assets	$1,015,757,661

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,084,040,387
Undistributed net investment income (Note 1)	555,403
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(61,438,823)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(7,399,306)
Total — Representing net assets applicable to capital shares outstanding	$1,015,757,661
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

64     Absolute Return 300 Fund

	Statement of assets and liabilities (Continued)
	COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
	Net asset value and redemption price per class A share ($426,311,546 divided by 41,251,155 shares)	$10.33
	Offering price per class A share (100/99.00 of $10.33)*	$10.43
	Net asset value and offering price per class B share ($10,964,395 divided by 1,065,877 shares)**	$10.29
	Net asset value and offering price per class C share ($149,048,251 divided by 14,542,721 shares)**	$10.25
	Net asset value and redemption price per class M share ($10,698,199 divided by 1,038,248 shares)	$10.30
	Offering price per class M share (100/99.25 of $10.30)*	$10.38
	Net asset value, offering price and redemption price per class R share ($919,809 divided by 89,240 shares)	$10.31
	Net asset value, offering price and redemption price per class R5 share ($10,984 divided by 1,057 shares)	$10.39
	Net asset value, offering price and redemption price per class R6 share ($1,471,405 divided by 141,674 shares)	$10.39
	Net asset value, offering price and redemption price per class Y share ($416,333,072 divided by 40,182,331 shares)	$10.36
*	On single retail sales of less than $500,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund     65

Statement of operations Six months ended 4/30/15 (Unaudited)
INVESTMENT INCOME
Interest (net of foreign tax of $34) (including interest income of $23,492 from investments in affiliated issuers) (Note 5)	$18,144,710
EXPENSES
Compensation of Manager (Note 2)	3,188,522
Distribution fees (Note 2)	1,375,697
Other	2,383
Total expenses	4,566,602
Expense reduction (Note 2)	(1,227)
Net expenses	4,565,375
Net investment income	13,579,335

Net realized gain on investments (Notes 1 and 3)	15,753,343
Net realized loss on swap contracts (Note 1)	(15,683,692)
Net realized loss on futures contracts (Note 1)	(1,045,922)
Net realized gain on foreign currency transactions (Note 1)	13,693,800
Net realized loss on written options (Notes 1 and 3)	(3,358,116)
Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(7,382,865)
Net unrealized depreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the period	(16,016,986)
Net loss on investments	(14,040,438)
Net decrease in net assets resulting from operations	$(461,103)

The accompanying notes are an integral part of these financial statements.

66     Absolute Return 300 Fund

	Statement of changes in net assets
	INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/15*	Year ended 10/31/14
	Operations:
	Net investment income	$13,579,335	$29,447,730
	Net realized gain (loss) on investments and foreign currency transactions	9,359,413	(13,351,284)
	Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(23,399,851)	14,133,645
	Net increase (decrease) in net assets resulting from operations	(461,103)	30,230,091
	Distributions to shareholders (Note 1):
	From ordinary income
	Net investment income
	Class A	(15,901,152)	(20,686,906)
	Class B	(385,159)	(475,397)
	Class C	(4,377,677)	(5,496,333)
	Class M	(388,196)	(448,939)
	Class R	(30,512)	(26,254)
	Class R5	(408)	(451)
	Class R6	(59,446)	(106,155)
	Class Y	(16,543,337)	(11,249,614)
	Increase (decrease) from capital share transactions (Note 4)	(42,909,847)	157,170,381
	Total increase (decrease) in net assets	(81,056,837)	148,910,423
	NET ASSETS
	Beginning of period	1,096,814,498	947,904,075
	End of period (including undistributed net investment income of $555,403 and $24,661,955, respectively)	$1,015,757,661	$1,096,814,498
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund     67

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
April 30, 2015**	$10.71	.13	(.14)	(.01)	(.37)	—	(.37)	—	$10.33	(.08) *	$426,312	.42*	1.27*	188*[d]
October 31, 2014	10.81	.31	.03	.34	(.44)	—	(.44)	—	10.71	3.19	470,872.81		2.91	203[d]
October 31, 2013	10.58	.34	.05	.39	(.16)	—	(.16)	—	10.81	3.73	497,067	.78[e]	3.13[e]	246[f]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	—	10.58	2.97	518,088	.82[e]	2.94[e]	238[f]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87[e]	3.55[e]	188[f]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	—[g]	10.92	3.53	498,715	1.09	4.18	219[f]
Class B
April 30, 2015**	$10.65	.12	(.13)	(.01)	(.35)	—	(.35)	—	$10.29	(.08) *	$10,964	.52*	1.18*	188*[d]
October 31, 2014	10.75	.29	.02	.31	(.41)	—	(.41)	—	10.65	2.96	11,822	1.01	2.73	203[d]
October 31, 2013	10.53	.31	.05	.36	(.14)	—	(.14)	—	10.75	3.46	12,854	.98[e]	2.93[e]	246[f]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	—	10.53	2.86	13,859	1.02[e]	2.71[e]	238[f]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07[e]	3.48[e]	188[f]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	—[g]	10.86	3.17	14,957	1.41	3.81	219[f]
Class C
April 30, 2015**	$10.58	.09	(.13)	(.04)	(.29)	—	(.29)	—	$10.25	(.37) *	$149,048	.80*	.90*	188*[d]
October 31, 2014	10.68	.23	.02	.25	(.35)	—	(.35)	—	10.58	2.37	162,146	1.56	2.17	203[d]
October 31, 2013	10.44	.25	.06	.31	(.07)	—	(.07)	—	10.68	2.94	169,740	1.53[e]	2.39[e]	246[f]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	—	10.44	2.23	201,889	1.57[e]	2.19[e]	238[f]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62[e]	2.86[e]	188[f]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	—[g]	10.80	2.76	220,223	1.84	3.40	219[f]
Class M
April 30, 2015**	$10.68	.13	(.14)	(.01)	(.37)	—	(.37)	—	$10.30	(.10) *	$10,698	.45*	1.25*	188*[d]
October 31, 2014	10.78	.31	.02	.33	(.43)	—	(.43)	—	10.68	3.13	11,043.86		2.85	203[d]
October 31, 2013	10.55	.33	.05	.38	(.15)	—	(.15)	—	10.78	3.68	11,228	.83[e]	3.08[e]	246[f]
October 31, 2012	10.35	.30	—[g]	.30	(.10)	—	(.10)	—	10.55	2.90	11,914	.87[e]	2.89[e]	238[f]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92[e]	3.56[e]	188[f]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	—[g]	10.90	3.51	13,405	1.16	4.12	219[f]
Class R
April 30, 2015**	$10.68	.12	(.14)	(.02)	(.35)	—	(.35)	—	$10.31	(.16) *	$920	.55*	1.16*	188*[d]
October 31, 2014	10.77	.28	.03	.31	(.40)	—	(.40)	—	10.68	2.96	914	1.06	2.64	203[d]
October 31, 2013	10.54	.31	.05	.36	(.13)	—	(.13)	—	10.77	3.47	824	1.03[e]	2.86[e]	246[f]
October 31, 2012	10.34	.28	—[g]	.28	(.08)	—	(.08)	—	10.54	2.71	734	1.07[e]	2.68[e]	238[f]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12[e]	3.35[e]	188[f]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	—[g]	10.89	3.28	553	1.34	3.95	219[f]
Class R5
April 30, 2015**	$10.78	.15	(.14)	.01	(.40)	—	(.40)	—	$10.39	.11*	$11	.30*	1.44*	188*[d]
October 31, 2014	10.88	.34	.02	.36	(.46)	—	(.46)	—	10.78	3.42	11.56		3.19	203[d]
October 31, 2013	10.63	.37	.05	.42	(.17)	—	(.17)	—	10.88	4.03	11	.53[e]	3.40[e]	246[f]
October 31, 2012†	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[e]	.84*[e]	238[f]
Class R6
April 30, 2015**	$10.78	.15	(.14)	.01	(.40)	—	(.40)	—	$10.39	.11*	$1,471	.30*	1.42*	188*[d]
October 31, 2014	10.88	.37	(.01)	.36	(.46)	—	(.46)	—	10.78	3.43	1,828.56		3.38	203[d]
October 31, 2013	10.63	.32[h]	.11	.43	(.18)	—	(.18)	—	10.88	4.06	2,573	.53[e]	2.91 e, h	246[f]
October 31, 2012†	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[e]	.84*[e]	238[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

68	Absolute Return 300 Fund	Absolute Return 300 Fund	69

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class Y
April 30, 2015**	$10.75	.15	(.14)	.01	(.40)	—	(.40)	—	$10.36	.11*	$416,333	.30*	1.41*	188*[d]
October 31, 2014	10.85	.33	.03	.36	(.46)	—	(.46)	—	10.75	3.42	438,177.56		3.06	203[d]
October 31, 2013	10.63	.36	.05	.41	(.19)	—	(.19)	—	10.85	3.93	253,607	.53[e]	3.37[e]	246[f]
October 31, 2012	10.43	.33	—[g]	.33	(.13)	—	(.13)	—	10.63	3.21	212,599	.57[e]	3.20[e]	238[f]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62[e]	3.82[e]	188[f]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	—[g]	10.96	3.81	248,102.84		4.41	219[f]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d  Portfolio turnover includes TBA purchase and sale commitments.

e  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11
Class A	0.06%	0.19%	0.18%
Class B	0.06	0.19	0.18
Class C	0.06	0.19	0.18
Class M	0.06	0.19	0.18
Class R	0.06	0.19	0.18
Class R5	0.05	0.05	N/A
Class R6	0.03	0.03	N/A
Class Y	0.06	0.19	0.18

f  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	656%
October 31, 2012	722
October 31, 2011	512
October 31, 2010	480

g  Amount represents less than $0.01 per share.

h  The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

70	Absolute Return 300 Fund	Absolute Return 300 Fund	71
The accompanying notes are an integral part of these financial statements.

Notes to financial statements 4/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2014 through April 30, 2015.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

72     Absolute Return 300 Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the

Absolute Return 300 Fund     73

fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

74     Absolute Return 300 Fund

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability

Absolute Return 300 Fund     75

on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction

76     Absolute Return 300 Fund

Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $845,352 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,828,931 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,163,019 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Absolute Return 300 Fund     77

At October 31, 2014, the fund had a capital loss carryover of $71,191,831 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover
Short-term	Long-term	Total	Expiration
$34,473,165	$31,496,779	$65,969,944	*
5,221,887	N/A	5,221,887	October 31, 2019

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,247,773,782, resulting in gross unrealized appreciation and depreciation of $25,577,953 and $25,727,414, respectively, or net unrealized depreciation of $149,461.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

78     Absolute Return 300 Fund

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.298% of the fund’s average net assets before an increase of $15,272 (0.001% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,227 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $600, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The

Absolute Return 300 Fund     79

Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$558,643
Class B	25,442
Class C	772,809
Class M	16,515
Class R	2,288
Total	$1,375,697

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $52 and $89 from the sale of class A and class M shares, respectively, and received $112 and $3,354 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $770 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,179,276,639	$1,944,933,038
U.S. government securities (Long-term)	—	—
Total	$2,179,276,639	$1,944,933,038

Written option transactions during the reporting period are summarized as follows:

	Written swap option contract amounts	Written swap option premiums	Written option contract amounts	Written option premiums
Written options outstanding at the beginning of the reporting period	$382,794,600	$4,179,950	$220,000,000	$794,063
Options opened	2,202,293,125	13,629,349	339,000,000	2,190,625
Options exercised	(141,412,100)	(942,194)	—	—
Options expired	(309,011,250)	(1,545,485)	(268,000,000)	(1,206,563)
Options closed	(1,251,184,100)	(8,551,486)	(214,000,000)	(1,466,719)
Written options outstanding at the end of the reporting period	$883,480,275	$6,770,134	$77,000,000	$311,406

80     Absolute Return 300 Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
Class A	Shares	Amount	Shares	Amount
Shares sold	5,446,843	$56,700,388	19,297,964	$206,641,761
Shares issued in connection with reinvestment of distributions	1,331,562	13,755,031	1,754,736	18,459,821
	6,778,405	70,455,419	21,052,700	225,101,582
Shares repurchased	(9,495,790)	(98,921,734)	(23,058,584)	(247,366,189)
Net decrease	(2,717,385)	$(28,466,315)	(2,005,884)	$(22,264,607)

	Six months ended 4/30/15		Year ended 10/31/14
Class B	Shares	Amount	Shares	Amount
Shares sold	56,903	$591,602	118,143	$1,256,525
Shares issued in connection with reinvestment of distributions	32,999	339,564	39,766	416,745
	89,902	931,166	157,909	1,673,270
Shares repurchased	(133,932)	(1,387,774)	(243,605)	(2,602,816)
Net decrease	(44,030)	$(456,608)	(85,696)	$(929,546)

	Six months ended 4/30/15		Year ended 10/31/14
Class C	Shares	Amount	Shares	Amount
Shares sold	1,222,676	$12,631,775	2,950,735	$31,325,486
Shares issued in connection with reinvestment of distributions	348,096	3,574,945	432,511	4,524,069
	1,570,772	16,206,720	3,383,246	35,849,555
Shares repurchased	(2,350,624)	(24,284,638)	(3,954,578)	(42,000,317)
Net decrease	(779,852)	$(8,077,918)	(571,332)	$(6,150,762)

	Six months ended 4/30/15		Year ended 10/31/14
Class M	Shares	Amount	Shares	Amount
Shares sold	97,347	$1,018,536	208,282	$2,228,073
Shares issued in connection with reinvestment of distributions	36,342	374,327	41,355	433,813
	133,689	1,392,863	249,637	2,661,886
Shares repurchased	(129,472)	(1,340,706)	(257,037)	(2,747,589)
Net increase (decrease)	4,217	$52,157	(7,400)	$(85,703)

	Six months ended 4/30/15		Year ended 10/31/14
Class R	Shares	Amount	Shares	Amount
Shares sold	13,515	$139,790	31,316	$334,611
Shares issued in connection with reinvestment of distributions	2,632	27,137	2,498	26,254
	16,147	166,927	33,814	360,865
Shares repurchased	(12,524)	(129,714)	(24,704)	(265,250)
Net increase	3,623	$37,213	9,110	$95,615

Absolute Return 300 Fund     81

	Six months ended 4/30/15		Year ended 10/31/14
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	39	408	43	451
	39	408	43	451
Shares repurchased	—	—	—	—
Net increase	39	$408	43	$451

	Six months ended 4/30/15		Year ended 10/31/14
Class R6	Shares	Amount	Shares	Amount
Shares sold	18,940	$198,305	44,053	$473,239
Shares issued in connection with reinvestment of distributions	5,733	59,446	10,053	106,155
	24,673	257,751	54,106	579,394
Shares repurchased	(52,640)	(556,808)	(120,977)	(1,303,729)
Net decrease	(27,967)	$(299,057)	(66,871)	$(724,335)

	Six months ended 4/30/15		Year ended 10/31/14
Class Y	Shares	Amount	Shares	Amount
Shares sold	11,236,952	$117,470,571	30,113,150	$324,017,583
Shares issued in connection with reinvestment of distributions	1,154,296	11,935,425	772,166	8,138,629
	12,391,248	129,405,996	30,885,316	332,156,212
Shares repurchased	(12,957,070)	(135,105,723)	(13,504,352)	(144,926,944)
Net increase (decrease)	(565,822)	$(5,699,727)	17,380,964	$187,229,268

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R5	1,057	100.00%	$10,984
Class R6	1,058	0.75	10,993

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period
Putnam Short Term Investment Fund*	$120,097,821	$465,426,680	$578,391,722	$23,492	$7,132,779

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the

82     Absolute Return 300 Fund

fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$93,300,000
Purchased swap option contracts (contract amount)	$830,500,000
Written TBA commitment option contracts (contract amount) (Note 3)	$166,400,000
Written swap option contracts (contract amount) (Note 3)	$636,800,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$669,300,000
OTC interest rate swap contracts (notional)	$150,600,000
Centrally cleared interest rate swap contracts (notional)	$2,648,500,000
OTC total return swap contracts (notional)	$428,300,000
OTC credit default contracts (notional)	$70,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$607,477	Payables	$251,795
Foreign exchange contracts	Receivables	3,996,083	Payables	6,320,119
Interest rate contracts	Investments, Receivables, Net assets — Unrealized appreciation	18,625,183*	Payables, Net assets — Unrealized depreciation	36,475,659*
Total		$23,228,743		$43,047,573

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Absolute Return 300 Fund     83

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$710,808	$710,808
Foreign exchange contracts	—	—	13,817,329	—	$13,817,329
Interest rate contracts	130,188	(1,045,922)	—	(16,394,500)	$(17,310,234)
Total	$130,188	$(1,045,922)	$13,817,329	$(15,683,692)	$(2,782,097)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$362,737	$362,737
Foreign exchange contracts	—	—	(7,393,801)	—	$(7,393,801)
Interest rate contracts	2,180,131	(2,164,093)	—	2,760,925	$2,776,963
Total	$2,180,131	$(2,164,093)	$(7,393,801)	$3,123,662	$(4,254,101)

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Absolute Return 300 Fund     85

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$19,691	$—	$208,075	$—	$—	$—	$—	$—	$227,766
Centrally cleared interest rate swap contracts§	—	—	5,421,683	—	—	—	—	—	—	—	—	—	—	—	5,421,683
OTC Total return swap contracts*#	10,246	259,240	—	3,297	477,549	—	656,910	—	125,211	—	—	—	—	—	1,532,453
OTC Credit default contracts*#	23,781	7,111	—	—	486,217	—	90,368	—	—	—	—	—	—	—	607,477
Futures contracts§	—	—	—	—	—	—	—	—	—	35,293	—	—	—	—	35,293
Forward currency contracts#	255,410	383,263	—	561,278	315,104	102,008	179,403	320,536	531,424	—	344,641	423,499	413,352	166,165	3,996,083
Forward premium swap option contracts#	—	15,143	—	—	—	—	—	—	307,694	—	—	—	—	—	322,837
Purchased swap options**#	1,498,670	205,738	—	367,128	2,134,410	—	1,281,080	—	—	—	—	—	—	—	5,487,026
Purchased options**#	—	—	—	—	—	—	—	—	234,980	—	—	—	—	—	234,980
Total Assets	$1,788,107	$870,495	$5,421,683	$931,703	$3,413,280	$102,008	$2,227,452	$320,536	$1,407,384	$35,293	$344,641	$423,499	$413,352	$166,165	$17,865,598
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$1,921,463	$—	$—	$703,922	$—	$—	$—	$—	$—	$2,625,385
Centrally cleared interest rate swap contracts§	—	—	4,556,733	—	—	—	—	—	—	—	—	—	—	—	4,556,733
OTC Total return swap contracts*#	—	344,386	—	—	112,687	22,474	241,564	—	59,575	—	—	—	—	—	780,686
OTC Credit default contracts*#	—	—	—	—	197,457	—	54,338	—	—	—	—	—	—	—	251,795
Futures contracts§	—	—	—	—	—	—	—	—	—	768,552	—	—	—	—	768,552
Forward currency contracts#	266,875	661,569	—	683,184	891,832	810,746	196,165	283,445	866,608	—	392,917	591,201	610,114	65,463	6,320,119
Forward premium swap option contracts#	—	7,244	—	—	—	—	6,445	—	419,668	—	—	—	—	—	433,357
Written swap options#	906,096	130,809	—	234,392	1,317,054	—	833,828	—	1,604,504	—	—	—	—	—	5,026,683
Written options#	—	—	—	—	—	—	—	—	243,110	—	—	—	—	—	243,110
Total Liabilities	$1,172,971	$1,144,008	$4,556,733	$917,576	$2,519,030	$2,754,683	$1,332,340	$283,445	$3,897,387	$768,552	$392,917	$591,201	$610,114	$65,463	$21,006,420
Total Financial and Derivative Net Assets	$615,136	$(273,513)	$864,950	$14,127	$894,250	$(2,652,675)	$895,112	$37,091	$(2,490,003)	$(733,259)	$(48,276)	$(167,702)	$(196,762)	$100,702	$(3,140,822)
Total collateral received (pledged)†##	$160,000	$—	$—	$14,127	$894,250	$(2,463,019)	$845,352	$37,091	$(2,480,000)	$—	$(48,276)	$—	$(110,000)	$—
Net amount	$455,136	$(273,513)	$864,950	$—	$—	$(189,656)	$49,760	$—	$(10,003)	$(733,259)	$—	$(167,702)	$(86,762)	$100,702

*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§

Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

86	Absolute Return 300 Fund	Absolute Return 300 Fund	87

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth

Growth Opportunities Fund

International Growth Fund

Multi-Cap Growth Fund

Small Cap Growth Fund

Voyager Fund

Blend

Asia Pacific Equity Fund

Capital Opportunities Fund

Capital Spectrum Fund

Emerging Markets Equity Fund

Equity Spectrum Fund

Europe Equity Fund

Global Equity Fund

International Capital Opportunities Fund

International Equity Fund

Investors Fund

Low Volatility Equity Fund

Multi-Cap Core Fund

Research Fund

Strategic Volatility Equity Fund

Value

Convertible Securities Fund

Equity Income Fund

Global Dividend Fund

The Putnam Fund for Growth and Income

International Value Fund

Multi-Cap Value Fund

Small Cap Value Fund

Income

American Government Income Fund

Diversified Income Trust

Emerging Markets Income Fund

Floating Rate Income Fund

Global Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Money Market Fund*

Short Duration Income Fund

U.S. Government Income Trust

Tax-free Income

AMT-Free Municipal Fund

Intermediate-Term Municipal Income Fund

Short-Term Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund*

Tax-Free High Yield Fund

State tax-free income funds†:

Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania.

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

†Not available in all states.

88     Absolute Return 300 Fund

Absolute Return

Absolute Return 100 Fund®

Absolute Return 300 Fund®

Absolute Return 500 Fund®

Absolute Return 700 Fund®

Global Sector

Global Consumer Fund

Global Energy Fund

Global Financials Fund

Global Health Care Fund

Global Industrials Fund

Global Natural Resources Fund

Global Sector Fund

Global Technology Fund

Global Telecommunications Fund

Global Utilities Fund

Asset Allocation

George Putnam Balanced Fund

Global Asset Allocation Funds — four investment portfolios that spread your money across a variety of stocks, bonds, and money market instruments.

Dynamic Asset Allocation Balanced Fund

Dynamic Asset Allocation Conservative Fund

Dynamic Asset Allocation Growth Fund

Dynamic Risk Allocation Fund

Retirement Income Lifestyle Funds — portfolios with managed allocations to stocks, bonds, and money market investments to generate retirement income.

Retirement Income Fund Lifestyle 1

Retirement Income Fund Lifestyle 2

Retirement Income Fund Lifestyle 3

RetirementReady® Funds — portfolios with adjusting allocations to stocks, bonds, and money market instruments, becoming more conservative over time.

RetirementReady® 2055 Fund

RetirementReady® 2050 Fund

RetirementReady® 2045 Fund

RetirementReady® 2040 Fund

RetirementReady® 2035 Fund

RetirementReady® 2030 Fund

RetirementReady® 2025 Fund

RetirementReady® 2020 Fund

RetirementReady® 2015 Fund

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Absolute Return 300 Fund     89

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

90     Absolute Return 300 Fund

Putnam’s commitment
to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Absolute Return 300 Fund     91

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57–59 St James’s Street
London, England SW1A 1LD

Investment Sub-Advisor

The Putnam Advisory Company, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

State Street Bank
and Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

Jameson A. Baxter, Chair
Liaquat Ahamed
Ravi Akhoury
Barbara M. Baumann
Charles B. Curtis
Robert J. Darretta
Katinka Domotorffy
John A. Hill
Paul L. Joskow
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
W. Thomas Stephens

Officers

Robert L. Reynolds
President

Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer, and
Compliance Liaison

Steven D. Krichmar
Vice President and
Principal Financial Officer

Robert T. Burns
Vice President and
Chief Legal Officer

Robert R. Leveille
Vice President and
Chief Compliance Officer

Michael J. Higgins
Vice President, Treasurer,
and Clerk

Janet C. Smith
Vice President,
Principal Accounting Officer,
and Assistant Treasurer

Susan G. Malloy
Vice President and
Assistant Treasurer

James P. Pappas
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

92     Absolute Return 300 Fund

This report is for the information of shareholders of Putnam Absolute Return 300 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

75
YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA109
294689 6/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 26, 2015